UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02071

Delaware Group® Income Funds

(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class A : DGCAX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.79%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DGCAX-0326

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class C : DGCCX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.54%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DGCCX-0326

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class R : DGCRX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$53	1.04%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DGCRX-0326

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Institutional Class : DGCIX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.54%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DGCIX-0326

Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Class R6 : DGCZX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$23	0.45%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DGCZX-0326

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class A : DEEAX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.81%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DEEAX-0326

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class C : DEECX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.56%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DEECX-0326

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class R : DEERX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$54	1.06%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DEERX-0326

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Institutional Class : DEEIX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.56%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DEEIX-0326

Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Class R6 : DEZRX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$24	0.47%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5259550)
TSSR-DEZRX-0326

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class A : DDFAX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$47	0.92%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5268040)
TSSR-DDFAX-0326

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class C : DDFCX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.67%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5268040)
TSSR-DDFCX-0326

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class R : DDFFX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$60	1.17%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5268040)
TSSR-DDFFX-0326

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Institutional Class : DDFLX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$34	0.67%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5268040)
TSSR-DDFLX-0326

Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Class R6 : DDFZX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.59%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5268040)
TSSR-DDFZX-0326

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura Corporate Bond Fund
(formerly, Macquarie Corporate Bond Fund)
Nomura Extended Duration Bond Fund
(formerly, Macquarie Extended Duration Bond Fund)
Financial statements and other information
For the six months ended January 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Corporate Bond Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.81%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.368% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,810,000	$ 2,817,382
Davis Park CLO Series 2022-1A BR 144A 5.368% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,750,000	2,757,309
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	2,700,000	2,704,666
Total Collateralized Loan Obligations (cost $8,260,000)		8,279,357

Corporate Bonds — 95.48%
Banking — 24.31%
Banco Santander
4.551% 11/6/30	3,200,000	3,204,116
5.127% 11/6/35	5,400,000	5,392,984
Bank of America
5.518% 10/25/35 μ	5,783,000	5,904,332
6.204% 11/10/28 μ	6,820,000	7,078,125
6.25% 7/26/30 μ, ψ	2,495,000	2,541,109
6.625% 5/1/30 μ, ψ	2,815,000	2,926,603

Bank of Montreal 4.439% 1/14/32 μ	3,220,000	3,214,002
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	4,625,000	4,615,547
Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,941,900
BPCE
144A 5.417% 1/13/37 #, μ	4,090,000	4,080,547
144A 6.347% 1/13/47 #, μ	2,800,000	2,800,727
Citigroup
5.174% 9/11/36 μ	4,010,000	4,028,663
6.625% 2/15/31 μ, ψ	2,385,000	2,429,418
6.875% 8/15/30 μ, ψ	3,745,000	3,828,312

Citizens Financial Group 5.299% 1/29/36 μ	1,790,000	1,798,901
Deutsche Bank
4.95% 8/4/31 μ	3,590,000	3,632,922
5.297% 5/9/31 μ	3,555,000	3,643,736
6.819% 11/20/29 μ	4,193,000	4,474,100
Goldman Sachs Group
4.369% 10/21/31 μ	5,620,000	5,589,209
5.065% 1/21/37 μ	8,915,000	8,880,215
5.218% 4/23/31 μ	5,565,000	5,733,418

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.387% 2/2/41 μ	3,585,000	$ 3,552,929
6.125% 11/10/34 μ, ψ	3,579,000	3,648,280
6.484% 10/24/29 μ	8,145,000	8,624,258
Huntington Bancshares
4.623% 1/28/32 μ	5,065,000	5,074,499
5.605% 1/28/41 μ	3,405,000	3,389,817
JPMorgan Chase & Co.
4.898% 1/22/37 μ	5,485,000	5,445,390
5.193% 2/5/37 μ	8,490,000	8,465,043
6.254% 10/23/34 μ	8,497,000	9,274,001

KeyCorp 5.305% 1/28/37 μ	2,550,000	2,553,887
Morgan Stanley
4.493% 1/16/32 μ	4,785,000	4,782,896
6.407% 11/1/29 μ	7,610,000	8,055,330
6.627% 11/1/34 μ	6,485,000	7,210,196

Morgan Stanley Private Bank 4.204% 11/17/28 μ	9,660,000	9,688,744
NatWest Group 5.115% 5/23/31 μ	8,800,000	9,029,974
NatWest Markets 144A 5.022% 3/21/30 #	1,035,000	1,061,518
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	3,896,000	4,004,710
Northern Trust 5.117% 11/19/40 μ	6,640,000	6,609,545
PNC Financial Services Group 5.423% 1/25/41 μ	2,510,000	2,508,626
Popular 7.25% 3/13/28	7,805,000	8,197,865
Royal Bank of Canada 6.50% 11/24/85 μ	3,045,000	3,031,574
UBS Group
144A 4.844% 11/6/33 #, μ	4,925,000	4,928,614
144A 5.01% 3/23/37 #, μ	3,860,000	3,814,950
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,624,991
US Bancorp
2.491% 11/3/36 μ	4,560,000	3,993,214
6.787% 10/26/27 μ	5,575,000	5,691,010
Wells Fargo & Co.
4.96% 1/23/37 μ	3,370,000	3,343,780
5.244% 1/24/31 μ	3,165,000	3,270,658

Zions Bancorp 4.704% 8/18/28 μ	7,950,000	7,971,018
		247,586,203
Basic Industry — 2.44%
International Paper
6.00% 11/15/41	3,719,000	3,856,863
7.30% 11/15/39	2,325,000	2,715,513

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

PPG Industries 4.375% 3/15/31	7,185,000	$ 7,165,896
Smurfit Kappa Treasury 5.438% 4/3/34	2,245,000	2,318,889
Smurfit Westrock Financing DAC 5.418% 1/15/35	6,275,000	6,459,822
Westlake 5.55% 11/15/35	2,390,000	2,382,183
		24,899,166
Brokerage — 3.44%
Apollo Global Management 4.60% 1/15/31	2,665,000	2,679,127
Blackstone Reg Finance 5.00% 12/6/34	3,550,000	3,550,699
Brookfield Asset Management 4.653% 11/15/30	5,225,000	5,273,343
Brookfield Finance 5.33% 1/15/36	6,895,000	6,913,886
Jefferies Financial Group
5.50% 2/15/36	2,910,000	2,873,813
6.20% 4/14/34	4,565,000	4,802,334

KKR & Co. 5.10% 8/7/35	6,530,000	6,468,170
Raymond James Financial 5.65% 9/11/55	2,564,000	2,510,172
		35,071,544
Capital Goods — 3.69%
Boeing
6.388% 5/1/31	1,335,000	1,448,941
6.858% 5/1/54	7,285,000	8,220,239

Ferguson Enterprises 4.35% 3/15/31	3,155,000	3,144,481
Howmet Aerospace 5.95% 2/1/37	2,695,000	2,920,129
Regal Rexnord 6.40% 4/15/33	4,715,000	5,039,993
RTX
4.625% 11/16/48	2,160,000	1,895,803
4.80% 12/15/43	3,115,000	2,881,132
6.40% 3/15/54	2,340,000	2,579,327

TransDigm 144A 6.875% 12/15/30 #	2,530,000	2,636,766
United Rentals North America 144A 6.125% 3/15/34 #	6,515,000	6,777,518
		37,544,329
Communications — 9.53%
American Tower 4.70% 12/15/32	3,655,000	3,659,335
AT&T
5.55% 11/1/45	2,160,000	2,080,759
5.70% 11/1/54	3,870,000	3,698,218
6.00% 4/30/56	3,275,000	3,251,317
6.30% 1/15/38	3,185,000	3,434,704
CCO Holdings
144A 7.00% 2/1/33 #	481,000	485,996

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 7.375% 3/1/31 #	2,586,000	$ 2,661,899

Meta Platforms 4.875% 11/15/35	2,560,000	2,533,182
Orange
144A 4.25% 1/13/31 #	4,475,000	4,438,407
144A 4.75% 1/13/33 #	3,535,000	3,527,731
144A 5.00% 1/13/36 #	4,340,000	4,306,043

Rogers Communications 5.30% 2/15/34	3,625,000	3,670,226
SoftBank
144A 4.699% 7/9/30 #	6,455,000	6,486,881
144A 5.332% 7/9/35 #	5,650,000	5,663,712

Sprint Capital 6.875% 11/15/28	6,625,000	7,108,981
Time Warner Cable
6.55% 5/1/37	9,046,000	9,093,129
7.30% 7/1/38	2,930,000	3,112,816
T-Mobile USA
5.50% 1/15/55	3,295,000	3,105,972
5.875% 11/15/55	6,130,000	6,093,878
Verizon Communications
4.75% 1/15/33	8,055,000	8,059,653
5.00% 1/15/36	5,030,000	4,974,275
5.875% 11/30/55	3,985,000	3,936,544

Versant Media Group 144A 7.25% 1/30/31 #	1,614,000	1,655,084
		97,038,742
Consumer Cyclical — 5.91%
Amazon.com 5.55% 11/20/65	2,985,000	2,898,425
American Honda Finance 4.15% 1/8/29	3,325,000	3,333,496
Ford Motor Credit
5.869% 10/31/35	1,739,000	1,732,332
6.532% 3/19/32	4,516,000	4,763,779

General Motors Financial 5.45% 1/8/36	8,220,000	8,258,628
Gildan Activewear
144A 4.70% 10/7/30 #	2,515,000	2,508,192
144A 5.40% 10/7/35 #	4,280,000	4,276,836

Hyundai Capital America 144A 4.50% 9/18/30 #	9,165,000	9,171,419
Royal Caribbean Cruises
5.375% 1/15/36	7,970,000	7,990,134
144A 5.625% 9/30/31 #	2,265,000	2,329,184

VICI Properties 4.95% 2/15/30	12,730,000	12,888,322
		60,150,747

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 8.47%
Bunge Limited Finance
2.75% 5/14/31	3,060,000	$ 2,818,186
4.20% 9/17/29	5,175,000	5,184,414
Cargill
144A 4.125% 10/23/30 #	3,030,000	3,015,499
144A 5.375% 10/23/55 #	3,960,000	3,804,992

Cigna Group 5.25% 1/15/36	7,543,000	7,651,041
CVS Health
5.05% 3/25/48	2,000,000	1,759,920
5.45% 9/15/35	3,800,000	3,868,010
6.75% 12/10/54 μ	4,852,000	5,046,386
EMD Finance
144A 4.625% 10/15/32 #	5,070,000	5,081,970
144A 5.00% 10/15/35 #	5,055,000	5,039,804
HCA
6.00% 4/1/54	2,070,000	2,055,314
6.20% 3/1/55	1,895,000	1,930,807

JBS 3.625% 1/15/32	13,045,000	12,264,425
Merck & Co.
4.15% 3/15/31	3,635,000	3,622,704
4.45% 12/4/32	3,270,000	3,279,024
4.75% 12/4/35	2,965,000	2,940,778
5.50% 3/15/46	3,270,000	3,254,764
5.70% 12/4/65	3,080,000	3,037,202
Pfizer
4.20% 11/15/30	2,125,000	2,130,832
4.875% 11/15/35	3,210,000	3,215,398

Sysco 5.10% 9/23/30	5,115,000	5,279,952
		86,281,422
Electric — 10.12%
American Electric Power 6.05% 3/15/56 μ	4,810,000	4,778,132
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	3,105,000	3,071,428
Black Hills 4.55% 1/31/31	2,825,000	2,824,501
Capital Power US Holdings
144A 5.257% 6/1/28 #	5,005,000	5,106,023
144A 6.189% 6/1/35 #	2,430,000	2,547,472

Commonwealth Edison 5.95% 6/1/55	6,085,000	6,290,808
Constellation Energy Generation
3.90% 1/8/28	2,160,000	2,158,211

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Constellation Energy Generation
5.875% 1/15/66	2,820,000	$ 2,753,164
Dominion Energy
6.20% 2/15/56 μ	2,445,000	2,454,532
Series A 6.875% 2/1/55 μ	7,365,000	7,673,018

Duke Energy 3.30% 6/15/41	3,410,000	2,627,179
Enel Finance International 144A 4.125% 9/30/28 #	3,350,000	3,350,732
Entergy Mississippi 5.80% 4/15/55	9,730,000	9,788,628
Florida Power & Light 5.60% 2/15/66	2,945,000	2,896,063
Kentucky Utilities 5.85% 8/15/55	8,050,000	8,169,063
Niagara Mohawk Power
144A 5.112% 1/12/36 #	4,340,000	4,320,810
144A 5.996% 7/3/55 #	4,830,000	4,871,980
NRG Energy
144A 4.734% 10/15/30 #	4,550,000	4,551,914
144A 5.407% 10/15/35 #	3,635,000	3,620,438

Oglethorpe Power 5.25% 9/1/50	3,995,000	3,638,359
PSEG Power 144A 5.20% 5/15/30 #	3,335,000	3,422,264
Vistra Operations
144A 4.30% 10/15/28 #	4,705,000	4,707,654
144A 4.70% 1/31/31 #	2,755,000	2,752,435
144A 5.35% 1/31/36 #	4,725,000	4,701,798
		103,076,606
Energy — 4.98%
Cheniere Energy Partners 4.00% 3/1/31	3,715,000	3,618,306
Diamondback Energy 5.75% 4/18/54	6,100,000	5,831,920
Enbridge
4.20% 11/20/28	3,320,000	3,330,576
4.90% 6/20/30	2,340,000	2,389,968
5.55% 6/20/35	3,665,000	3,782,224
Energy Transfer
6.25% 4/15/49	4,739,000	4,729,864
6.30% 1/15/56	2,415,000	2,415,889
6.50% 2/15/56 μ	3,621,000	3,622,495
Enterprise Products Operating
4.60% 1/15/31	2,570,000	2,603,319
5.20% 1/15/36	2,740,000	2,788,851

Occidental Petroleum 7.95% 6/15/39	4,062,000	4,779,211
ONEOK
5.70% 11/1/54	1,713,000	1,602,232

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ONEOK
6.25% 10/15/55	2,877,000	$ 2,895,408

Ovintiv 6.625% 8/15/37	4,710,000	5,046,439
Valero Energy 3.65% 12/1/51	1,802,000	1,250,291
		50,686,993
Finance Companies — 5.37%
AerCap Ireland Capital DAC
4.75% 1/15/33	3,355,000	3,323,479
5.375% 12/15/31	4,931,000	5,102,180

Air Lease 4.125% 12/15/26 μ, ψ	4,447,000	4,421,587
Apollo Debt Solutions
6.70% 7/29/31	1,636,000	1,706,627
6.90% 4/13/29	1,750,000	1,826,579

Ares Capital 5.10% 1/15/31	4,160,000	4,090,710
Ares Strategic Income Fund 144A 5.15% 1/15/31 #	6,890,000	6,709,056
Aviation Capital Group 144A 4.875% 1/28/33 #	3,790,000	3,736,812
Avolon Holdings Funding 144A 5.375% 5/30/30 #	5,485,000	5,634,754
Blackstone Private Credit Fund
5.05% 9/10/30	2,795,000	2,737,953
5.35% 3/12/31	2,490,000	2,433,626
5.60% 11/22/29	1,420,000	1,429,197

Blackstone Secured Lending Fund 5.30% 6/30/30	3,670,000	3,642,597
Blue Owl Credit Income 6.60% 9/15/29	2,535,000	2,609,647
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	5,270,000	5,254,077
		54,658,881
Insurance — 6.03%
Athene Global Funding 144A 5.543% 8/22/35 #	2,615,000	2,623,448
Athene Holding
6.625% 5/19/55	1,820,000	1,862,604
6.875% 6/28/55 μ	2,189,000	2,194,013

Corebridge Global Funding 144A 4.55% 1/9/31 #	5,290,000	5,279,777
Elevance Health 5.70% 2/15/55	7,534,000	7,354,036
Equitable America Global Funding 144A 4.70% 9/15/32 #	4,820,000	4,804,717
Fortitude Global Funding 144A 4.625% 10/6/28 #	6,535,000	6,549,980
Henneman Trust 144A 6.58% 5/15/55 #	4,475,000	4,688,411
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	6,210,000	6,346,714

Schedules of investments
Nomura Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	8,835,000	$ 9,060,951
Western-Southern Global Funding 144A 4.90% 5/1/30 #	5,580,000	5,686,584
Willis North America 4.55% 3/15/31	3,490,000	3,488,452
Wynnton Funding Trust II 144A 5.991% 8/15/55 #	1,490,000	1,507,648
		61,447,335
Natural Gas — 0.94%
NiSource
5.75% 7/15/56 μ	2,245,000	2,258,421
5.85% 4/1/55	2,855,000	2,841,025

Spire 6.45% 6/1/56 μ	4,465,000	4,510,047
		9,609,493
Real Estate Investment Trusts — 2.43%
American Homes 4 Rent 4.95% 6/15/30	3,515,000	3,561,412
AvalonBay Communities 4.35% 12/1/30	2,555,000	2,557,665
Brixmor Operating Partnership 5.20% 4/1/32	3,670,000	3,760,763
Extra Space Storage 5.40% 6/15/35	7,335,000	7,497,974
Simon Property Group 2.65% 2/1/32	8,120,000	7,325,970
		24,703,784
Technology — 6.54%
Broadcom 5.70% 1/15/56	2,945,000	2,969,824
CDW 3.276% 12/1/28	6,485,000	6,318,259
Cipher Compute 144A 7.125% 11/15/30 #	2,120,000	2,187,121
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,458,492
Entegris 144A 4.75% 4/15/29 #	4,410,000	4,409,599
Foundry JV Holdco
144A 6.10% 1/25/36 #	4,820,000	5,077,600
144A 6.15% 1/25/32 #	1,805,000	1,923,252

Leidos 5.40% 3/15/32	12,925,000	13,448,875
Oracle
4.70% 9/27/34	12,595,000	11,695,003
5.875% 9/26/45	4,280,000	3,851,404
6.00% 8/3/55	2,520,000	2,207,769

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,440,500
WULF Compute 144A 7.75% 10/15/30 #	1,532,000	1,599,331
		66,587,029

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation — 1.28%
Burlington Northern Santa Fe 5.55% 3/15/56	2,230,000	$ 2,207,602
FedEx 3.25% 5/15/41	5,360,000	4,130,086
Fedex Freight Holding
144A 4.95% 3/15/33 #	3,790,000	3,780,568
144A 5.25% 3/15/36 #	2,940,000	2,914,232
		13,032,488
Total Corporate Bonds (cost $967,100,913)		972,374,762

Government Agency Obligations — 0.73%
DAE Funding 144A 4.95% 1/15/33 #	5,110,000	5,048,211
Equinor
4.50% 9/3/30	780,000	789,599
4.75% 11/14/35	1,605,000	1,593,868
Total Government Agency Obligations (cost $7,440,815)		7,431,678

Sovereign Bond — 0.14%
Chile — 0.14%
Chile Government International Bond 4.35% 4/13/31	1,436,000	1,429,251
Total Sovereign Bond (cost $1,434,621)		1,429,251
	Number of shares
Common Stock — 0.03%♣
Financials — 0.03%
MNSN Holdings =, †	5,640	296,100
Total Common Stock (cost $42,300)		296,100

Convertible Preferred Stock — 0.11%♣
Energy — 0.11%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	22,731	1,137,005
Total Convertible Preferred Stock (cost $1,136,296)		1,137,005

Schedules of investments
Nomura Corporate Bond Fund
	Number of shares	Value (US $)

Preferred Stock — 0.29%♣
Financials — 0.29%
SVB Financial Trust 11/7/29 †	6,431	$ 2,942,182
Total Preferred Stock (cost $2,925,949)		2,942,182
	Number of contracts
Options Purchased — 0.02%
Futures Call Options — 0.02%
US Treasury 10 yr Notes, strike price $113.00, expiration date 3/27/26, notional amount $67,574,000	598	168,188
Total Options Purchased (cost $309,911)		168,188
	Number of shares
Short-Term Investments — 3.15%
Money Market Mutual Funds — 3.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	8,028,525	8,028,525
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	8,028,525	8,028,525
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	8,028,525	8,028,525
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	8,028,526	8,028,526
Total Short-Term Investments (cost $32,114,101)		32,114,101
Total Value of Securities—100.76% (cost $1,020,764,906)		1,026,172,624

Liabilities Net of Receivables and Other Assets—(0.76%)		(7,717,624)
Net Assets Applicable to 66,287,065 Shares Outstanding—100.00%		$1,018,455,000
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $266,825,677, which represents 26.20% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
The following futures contracts were outstanding at January 31, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
635	$71,010,863	$71,355,461	3/20/26	$—	$(344,598)	$(198)
US Treasury Long Bonds
832	95,784,000	96,734,405	3/20/26	—	(950,405)	(95,439)
US Treasury Ultra Bonds
109	12,800,687	12,899,228	3/20/26	—	(98,541)	(37,469)
		180,989,094		—	(1,393,544)	(133,106)

Schedules of investments
Nomura Corporate Bond Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
US Treasury 5 yr Notes
(769)	$(83,766,932)	$(84,176,735)	3/31/26	$409,803	$—	$(36,051)
US Treasury 10 yr Ultra Notes
(1,183)	(135,046,844)	(136,357,686)	3/20/26	1,310,842	—	166,365
		(220,534,421)		1,720,645		130,314
Total Futures Contracts		$(39,545,327)		$1,720,645	$(1,393,544)	$(2,792)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Extended Duration Bond Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.56%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.368% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	390,000	$ 391,025
Davis Park CLO Series 2022-1A BR 144A 5.368% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	370,000	370,983
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	750,000	751,296
Total Collateralized Loan Obligations (cost $1,510,000)		1,513,304

Corporate Bonds — 97.53%
Banking — 13.14%
Bank of America
2.676% 6/19/41 μ	4,150,000	3,043,347
6.25% 7/26/30 μ, ψ	810,000	824,969
6.625% 5/1/30 μ, ψ	1,020,000	1,060,439
Barclays
5.86% 8/11/46 μ	2,070,000	2,125,214
9.625% 12/15/29 μ, ψ	1,440,000	1,638,444
Citigroup
5.612% 3/4/56 μ	2,225,000	2,210,609
6.625% 2/15/31 μ, ψ	675,000	687,571
6.875% 8/15/30 μ, ψ	1,055,000	1,078,470
Goldman Sachs Group
4.939% 10/21/36 μ	3,395,000	3,348,975
5.387% 2/2/41 μ	970,000	961,323
6.125% 11/10/34 μ, ψ	1,012,000	1,031,590

JPMorgan Chase & Co. 5.534% 11/29/45 μ	4,425,000	4,461,560
Morgan Stanley
2.802% 1/25/52 μ	1,355,000	859,891
5.516% 11/19/55 μ	2,475,000	2,443,958

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	934,000	960,061
Northern Trust 5.117% 11/19/40 μ	2,995,000	2,981,263
Royal Bank of Canada 6.50% 11/24/85 μ	1,165,000	1,159,863
Societe Generale 144A 7.367% 1/10/53 #	1,090,000	1,189,301
UBS Group
144A 5.379% 9/6/45 #, μ	1,000,000	984,184
144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,556,572

US Bancorp 2.491% 11/3/36 μ	1,245,000	1,090,253
		35,697,857

Schedules of investments
Nomura Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 2.39%
BHP Billiton Finance USA 5.75% 9/5/55	1,085,000	$ 1,111,292
International Paper
6.00% 11/15/41	2,385,000	2,473,412
7.30% 11/15/39	660,000	770,855

Steel Dynamics 5.75% 5/15/55	2,145,000	2,129,629
		6,485,188
Brokerage — 2.12%
Brookfield Asset Management 6.077% 9/15/55	1,975,000	2,033,338
Jefferies Financial Group 6.50% 1/20/43	1,700,000	1,758,400
Raymond James Financial 5.65% 9/11/55	2,007,000	1,964,866
		5,756,604
Capital Goods — 9.45%
Amphenol 5.30% 11/15/55	1,985,000	1,894,894
Boeing 6.858% 5/1/54	3,610,000	4,073,447
Howmet Aerospace 5.95% 2/1/37	870,000	942,676
Lockheed Martin 5.20% 2/15/55	4,685,000	4,429,233
Northrop Grumman 5.20% 6/1/54	3,470,000	3,272,005
Regal Rexnord 6.40% 4/15/33	1,260,000	1,346,849
RTX
4.625% 11/16/48	950,000	833,802
4.80% 12/15/43	1,620,000	1,498,374
6.40% 3/15/54	2,385,000	2,628,929

TransDigm 144A 6.875% 12/15/30 #	715,000	745,173
United Rentals North America 144A 6.125% 3/15/34 #	1,785,000	1,856,926
Waste Management 5.35% 10/15/54	2,230,000	2,173,879
		25,696,187
Communications — 11.70%
American Tower 3.10% 6/15/50	4,145,000	2,723,522
AT&T
3.50% 9/15/53	2,660,000	1,778,084
5.55% 11/1/45	130,000	125,231
5.70% 11/1/54	2,540,000	2,427,255
6.00% 4/30/56	405,000	402,071
6.30% 1/15/38	2,055,000	2,216,112
CCO Holdings
144A 7.00% 2/1/33 #	134,000	135,392
144A 7.375% 3/1/31 #	721,000	742,161

Charter Communications Operating 6.70% 12/1/55	1,780,000	1,720,171
Meta Platforms 5.50% 11/15/45	2,540,000	2,444,048

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Orange 144A 5.75% 1/13/56 #	1,480,000	$ 1,485,238
Rogers Communications 4.55% 3/15/52	2,880,000	2,324,310
Time Warner Cable
6.55% 5/1/37	3,198,000	3,214,661
7.30% 7/1/38	1,005,000	1,067,707

T-Mobile USA 3.00% 2/15/41	7,560,000	5,608,605
Verizon Communications 5.875% 11/30/55	2,940,000	2,904,251
Versant Media Group 144A 7.25% 1/30/31 #	459,000	470,684
		31,789,503
Consumer Cyclical — 3.29%
Amazon.com 5.55% 11/20/65	1,460,000	1,417,655
General Motors 5.40% 4/1/48	2,645,000	2,400,503
Lowe's 5.75% 7/1/53	3,665,000	3,642,037
VICI Properties 6.125% 4/1/54	1,485,000	1,489,176
		8,949,371
Consumer Non-Cyclical — 11.64%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	4,275,000	4,260,451
Cargill 144A 5.375% 10/23/55 #	2,445,000	2,349,294
Cigna Group 6.00% 1/15/56	3,285,000	3,352,841
CVS Health
5.05% 3/25/48	3,485,000	3,066,660
6.75% 12/10/54 μ	1,367,000	1,421,766

Eli Lilly & Co. 5.55% 10/15/55	3,590,000	3,597,060
HCA 6.00% 4/1/54	3,230,000	3,207,084
JBS 6.25% 3/1/56	1,460,000	1,475,826
Merck & Co. 5.70% 12/4/65	870,000	857,911
Pfizer Investment Enterprises 5.30% 5/19/53	1,000,000	949,101
Royalty Pharma 5.95% 9/25/55	1,355,000	1,351,447
Sysco 4.85% 10/1/45	3,165,000	2,868,467
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,875,181
		31,633,089
Electric — 14.70%
Ameren Illinois 5.625% 3/1/55	3,815,000	3,814,044
American Electric Power 6.05% 3/15/56 μ	980,000	973,507
Arizona Public Service 4.20% 8/15/48	2,720,000	2,211,212
Baltimore Gas and Electric 4.55% 6/1/52	1,210,000	1,021,510
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	1,975,000	1,953,646
Commonwealth Edison 5.95% 6/1/55	630,000	651,308
Constellation Energy Generation 5.875% 1/15/66	1,150,000	1,122,744

Schedules of investments
Nomura Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Dominion Energy
6.20% 2/15/56 μ	695,000	$ 697,710
Series A 6.875% 2/1/55 μ	525,000	546,957
Series B 7.00% 6/1/54 μ	957,000	1,035,313

Duke Energy 5.70% 9/15/55	4,330,000	4,216,771
Entergy Mississippi 5.80% 4/15/55	3,330,000	3,350,065
Florida Power & Light 5.60% 2/15/66	825,000	811,291
Kentucky Utilities 5.85% 8/15/55	2,925,000	2,968,262
NextEra Energy Capital Holdings 3.00% 1/15/52	4,515,000	2,863,597
Niagara Mohawk Power 144A 5.996% 7/3/55 #	1,730,000	1,745,036
Northern States Power 5.65% 5/15/55	2,860,000	2,859,853
Oglethorpe Power
4.50% 4/1/47	350,000	294,182
6.20% 12/1/53	410,000	423,187

Oklahoma Gas & Electric 5.80% 4/1/55	2,125,000	2,145,751
Southwestern Electric Power 3.25% 11/1/51	3,780,000	2,490,495
Virginia Electric and Power 2.95% 11/15/51	2,785,000	1,752,020
		39,948,461
Energy — 9.29%
ConocoPhillips 5.55% 3/15/54	725,000	703,660
Diamondback Energy 5.75% 4/18/54	2,290,000	2,189,360
Enbridge 6.70% 11/15/53	1,825,000	2,008,920
Energy Transfer
6.25% 4/15/49	2,525,000	2,520,132
6.30% 1/15/56	680,000	680,250
Enterprise Products Operating
3.30% 2/15/53	3,085,000	2,072,321
5.55% 2/16/55	1,585,000	1,542,769

Kinder Morgan 5.95% 8/1/54	3,065,000	3,084,287
Northern Natural Gas 144A 3.40% 10/16/51 #	2,550,000	1,714,247
Occidental Petroleum 7.95% 6/15/39	1,499,000	1,763,673
ONEOK
5.70% 11/1/54	647,000	605,163
6.25% 10/15/55	1,988,000	2,000,720

Ovintiv 6.625% 8/15/37	1,130,000	1,210,717
Targa Resources 6.125% 5/15/55	2,050,000	2,052,182
Valero Energy 3.65% 12/1/51	1,595,000	1,106,667
		25,255,068

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 2.68%
AerCap Ireland Capital DAC 3.85% 10/29/41	3,505,000	$ 2,866,065
Air Lease 4.125% 12/15/26 μ, ψ	1,435,000	1,426,799
Apollo Debt Solutions 6.70% 7/29/31	1,430,000	1,491,734
Blue Owl Credit Income 6.60% 9/15/29	1,470,000	1,513,286
		7,297,884
Insurance — 5.92%
Aon North America 5.75% 3/1/54	2,660,000	2,654,486
Athene Holding
6.625% 5/19/55	695,000	711,269
6.875% 6/28/55 μ	940,000	942,153

Elevance Health 5.70% 2/15/55	3,386,000	3,305,119
Henneman Trust 144A 6.58% 5/15/55 #	1,385,000	1,451,050
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	1,340,000	1,426,984
Pacific Life Insurance 144A 5.95% 9/15/55 #	1,985,000	2,007,656
Travelers 5.70% 7/24/55	3,515,000	3,581,593
		16,080,310
Natural Gas — 3.36%
NiSource
5.75% 7/15/56 μ	630,000	633,767
5.85% 4/1/55	2,165,000	2,154,402

Southern California Gas 4.30% 1/15/49	1,810,000	1,476,053
Southwest Gas
3.80% 9/29/46	890,000	683,194
4.15% 6/1/49	2,430,000	1,927,942

Spire 6.45% 6/1/56 μ	350,000	353,531
Spire Missouri 3.30% 6/1/51	2,805,000	1,891,688
		9,120,577
Technology — 4.99%
Alphabet 5.45% 11/15/55	1,295,000	1,263,999
Broadcom 5.70% 1/15/56	825,000	831,954
Cipher Compute 144A 7.125% 11/15/30 #	591,000	609,712
Foundry JV Holdco 144A 6.10% 1/25/36 #	2,025,000	2,133,224
Oracle
3.60% 4/1/50	2,604,000	1,625,975
5.875% 9/26/45	2,140,000	1,925,702
6.00% 8/3/55	2,235,000	1,958,081

Verisk Analytics 3.625% 5/15/50	3,820,000	2,759,388

Schedules of investments
Nomura Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

WULF Compute 144A 7.75% 10/15/30 #	426,000	$ 444,723
		13,552,758
Transportation — 2.86%
Burlington Northern Santa Fe 5.55% 3/15/56	1,350,000	1,336,441
FedEx 3.25% 5/15/41	3,100,000	2,388,670
Union Pacific 5.60% 12/1/54	4,070,000	4,058,110
		7,783,221
Total Corporate Bonds (cost $271,936,323)		265,046,078
	Number of shares
Convertible Preferred Stock — 0.27%♣
Energy — 0.27%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	14,912	745,898
Total Convertible Preferred Stock (cost $740,232)		745,898
	Number of contracts
Options Purchased — 0.02%
Futures Call Options — 0.02%
US Treasury 10 yr Notes, strike price $113.00, expiration date 3/27/26, notional amount $18,984,000	168	47,250
Total Options Purchased (cost $87,065)		47,250
	Number of shares
Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	148,017	148,017
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	148,016	148,016
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	148,016	148,016

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	148,017	$ 148,017
Total Short-Term Investments (cost $592,066)		592,066
Total Value of Securities—98.60% (cost $274,865,686)		267,944,596

Receivables and Other Assets Net of Liabilities—1.40%		3,810,799
Net Assets Applicable to 19,356,017 Shares Outstanding—100.00%		$271,755,395
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $27,474,568, which represents 10.11% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

Schedules of investments
Nomura Extended Duration Bond Fund
The following futures contracts were outstanding at January 31, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Ultra Notes
222	$25,342,688	$25,569,848	3/20/26	$—	$(227,160)	$(31,220)
US Treasury Ultra Bonds
96	11,274,000	11,332,288	3/20/26	—	(58,288)	(34,696)
		36,902,136		—	(285,448)	(65,916)
Short Contracts:
US Treasury 5 yr Notes
(131)	(14,269,789)	(14,370,993)	3/31/26	101,204	—	(6,141)
US Treasury 10 yr Notes
(27)	(3,019,359)	(3,028,760)	3/20/26	9,401	—	1,860
US Treasury Long Bonds
(114)	(13,124,250)	(13,188,705)	3/20/26	64,455	—	10,688
		(30,588,458)		175,060		6,407
Total Futures Contracts		$6,313,678		$175,060	$(285,448)	$(59,509)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
January 31, 2026 (Unaudited)
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Assets:
Investments, at value*	$1,026,172,624	$267,944,596
Cash	288,765	236,893
Cash collateral due from broker	2,482,580	703,528
Dividends and interest receivable	11,715,667	3,993,667
Receivable for securities sold	2,570,657	691,037
Receivable for fund shares sold	936,112	798,064
Prepaid expenses	90,163	64,222
Other assets	22,815	3,581
Total Assets	1,044,279,383	274,435,588
Liabilities:
Payable for securities purchased	22,055,808	1,374,599
Distribution payable	1,406,684	31,294
Payable for fund shares redeemed	1,280,795	890,301
Other accrued expenses	663,097	231,471
Investment management fees payable to affiliates	329,622	79,702
Distribution fees payable to affiliates	73,184	9,541
Dividend disbursing and transfer agent fees and expenses payable to affiliates	6,175	1,729
Accounting and administration expenses payable to affiliates	4,417	1,479
Variation margin due to broker on futures contracts	2,792	59,509
Legal fees payable to affiliates	1,809	568
Total Liabilities	25,824,383	2,680,193
Total Net Assets	$1,018,455,000	$271,755,395

Net Assets Consist of:
Paid-in capital	$1,372,716,379	$406,195,172
Total distributable earnings (loss)	(354,261,379)	(134,439,777)
Total Net Assets	$1,018,455,000	$271,755,395

Statements of assets and liabilities
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund

Net Asset Value

Class A:
Net assets	$304,202,525	$28,736,690
Shares of beneficial interest outstanding, unlimited authorization, no par	19,797,996	2,043,292
Net asset value per share	$15.37	$14.06
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.09	$14.72

Class C:
Net assets	$6,176,786	$2,434,004
Shares of beneficial interest outstanding, unlimited authorization, no par	401,911	173,208
Net asset value per share	$15.37	$14.05

Class R:
Net assets	$6,539,255	$2,740,242
Shares of beneficial interest outstanding, unlimited authorization, no par	425,200	194,482
Net asset value per share	$15.38	$14.09

Institutional Class:
Net assets	$689,485,355	$224,822,310
Shares of beneficial interest outstanding, unlimited authorization, no par	44,877,169	16,017,971
Net asset value per share	$15.36	$14.04

Class R6:
Net assets	$12,051,079	$13,022,149
Shares of beneficial interest outstanding, unlimited authorization, no par	784,789	927,064
Net asset value per share	$15.36	$14.05
*Investments, at cost	$1,020,764,906	$274,865,686
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended January 31, 2026 (Unaudited)
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Investment Income:
Interest	$27,339,729	$8,205,563
Dividends	384,559	86,819
	27,724,288	8,292,382

Expenses:
Management fees	2,572,028	813,076
Distribution expenses — Class A	393,902	38,761
Distribution expenses — Class C	33,768	12,712
Distribution expenses — Class R	17,802	8,853
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	569,914	152,334
Accounting and administration expenses	95,754	48,054
Reports and statements to shareholders expenses	70,148	20,767
Legal fees	46,366	15,631
Audit and tax fees	37,030	29,046
Registration fees	32,737	27,332
Trustees’ fees	26,603	7,439
Custodian fees	7,921	3,209
Other	57,198	17,166
	3,961,171	1,194,380
Less expenses waived	(653,623)	(309,132)
Less expenses paid indirectly	(8,951)	(3,055)
Total operating expenses	3,298,597	882,193
Net Investment Income (Loss)	24,425,691	7,410,189

Statements of operations
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$7,553,444	$(2,244,944)
Futures contracts	(1,121,620)	290,635
Options purchased	(235,161)	(70,548)
Net realized gain (loss)	6,196,663	(2,024,857)

Net change in unrealized appreciation (depreciation) on:
Investments	2,050,619	4,931,175
Futures contracts	228,971	(240,671)
Options purchased	(141,723)	(39,815)
Net change in unrealized appreciation (depreciation)	2,137,867	4,650,689
Net Realized and Unrealized Gain (Loss)	8,334,530	2,625,832
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,760,221	$10,036,021
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Corporate Bond Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$24,425,691	$55,858,912
Net realized gain (loss)	6,196,663	(31,627,569) [1]
Net increase from payment by affiliates	—	5,892 [2]
Net change in unrealized appreciation (depreciation)	2,137,867	24,246,541
Net increase (decrease) in net assets resulting from operations	32,760,221	48,483,776

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,506,380)	(16,580,944)
Class C	(135,780)	(348,671)
Class R	(160,606)	(340,738)
Institutional Class	(17,936,605)	(40,889,267)
Class R6	(377,596)	(670,982)
	(26,116,967)	(58,830,602)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	17,995,988	27,272,800
Class C	465,542	1,359,295
Class R	369,741	1,517,679
Institutional Class	80,135,349	179,535,269
Class R6	1,050,164	9,237,822

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,135,898	15,776,749
Class C	116,664	303,777
Class R	160,482	339,994
Institutional Class	9,543,334	24,355,633
Class R6	320,689	438,449
	117,293,851	260,137,467

Statements of changes in net assets
Nomura Corporate Bond Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(45,016,480)	$(85,745,672)
Class C	(1,918,503)	(3,672,113)
Class R	(1,090,196)	(2,281,710)
Institutional Class	(116,937,728)	(353,181,375)
Class R6	(5,170,653)	(9,281,211)
	(170,133,560)	(454,162,081)
Decrease in net assets derived from capital share transactions	(52,839,709)	(194,024,614)
Net Decrease in Net Assets	(46,196,455)	(204,371,440)

Net Assets:
Beginning of period	1,064,651,455	1,269,022,895
End of period	$1,018,455,000	$1,064,651,455
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Extended Duration Bond Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,410,189	$19,126,116
Net realized gain (loss)	(2,024,857)	(41,289,296) [1]
Net increase from payment by affiliates	—	1,791 [2]
Net change in unrealized appreciation (depreciation)	4,650,689	25,876,985
Net increase (decrease) in net assets resulting from operations	10,036,021	3,715,596

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(747,880)	(1,607,480)
Class C	(51,750)	(118,059)
Class R	(80,810)	(171,279)
Institutional Class	(6,230,323)	(15,748,824)
Class R6	(331,124)	(1,222,760)
	(7,441,887)	(18,868,402)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,836,835	4,955,833
Class C	126,182	491,194
Class R	322,231	763,981
Institutional Class	27,331,701	88,454,192
Class R6	4,932,142	39,153,482

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	728,866	1,569,776
Class C	51,448	117,100
Class R	80,731	171,107
Institutional Class	6,151,961	15,478,680
Class R6	243,100	1,041,252
	41,805,197	152,196,597

Statements of changes in net assets
Nomura Extended Duration Bond Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(5,605,351)	$(10,769,687)
Class C	(353,070)	(1,623,068)
Class R	(1,368,456)	(1,617,570)
Institutional Class	(55,844,988)	(258,065,650)
Class R6	(4,707,904)	(45,240,986)
	(67,879,769)	(317,316,961)
Decrease in net assets derived from capital share transactions	(26,074,572)	(165,120,364)
Net Decrease in Net Assets	(23,480,438)	(180,273,170)

Net Assets:
Beginning of period	295,235,833	475,509,003
End of period	$271,755,395	$295,235,833
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Corporate Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$15.27	$15.39	$15.09	$16.01	$19.47	$19.62

0.35	0.70	0.67	0.48	0.45	0.45
0.12	(0.08)	0.26	(0.85)	(3.10)	0.03
—	—[4]	—	—	—	—
0.47	0.62	0.93	(0.37)	(2.65)	0.48

(0.37)	(0.74)	(0.63)	(0.55)	(0.51)	(0.51)
—	—	—	—	(0.30)	(0.12)
(0.37)	(0.74)	(0.63)	(0.55)	(0.81)	(0.63)
$15.37	$15.27	$15.39	$15.09	$16.01	$19.47
3.10%	4.10%[4]	6.38%	(2.15%)	(13.91%)	2.47%

$304,203	$322,027	$367,604	$233,495	$285,977	$412,495
0.79%	0.80%	0.82%	0.82%	0.82%	0.82%
0.91%	0.91%	0.92%	0.92%	0.91%	0.91%
4.45%	4.57%	4.44%	3.92%	2.49%	2.31%
4.33%	4.46%	4.34%	3.82%	2.40%	2.22%
114%	144%	123%	109%	109%	123%

Financial highlights
Nomura Corporate Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$15.28	$15.40	$15.09	$16.01	$19.47	$19.62

0.29	0.58	0.55	0.39	0.30	0.30
0.11	(0.08)	0.28	(0.87)	(3.07)	0.03
—	—[4]	—	—	—	—
0.40	0.50	0.83	(0.48)	(2.77)	0.33

(0.31)	(0.62)	(0.52)	(0.44)	(0.39)	(0.36)
—	—	—	—	(0.30)	(0.12)
(0.31)	(0.62)	(0.52)	(0.44)	(0.69)	(0.48)
$15.37	$15.28	$15.40	$15.09	$16.01	$19.47
2.64%	3.33%[4]	5.66%	(2.87%)	(14.55%)	1.70%

$6,177	$7,459	$9,542	$11,482	$15,995	$28,365
1.54%	1.55%	1.57%	1.57%	1.57%	1.57%
1.66%	1.66%	1.67%	1.67%	1.66%	1.66%
3.71%	3.81%	3.69%	3.17%	1.74%	1.56%
3.59%	3.70%	3.59%	3.07%	1.65%	1.47%
114%	144%	123%	109%	109%	123%

Financial highlights
Nomura Corporate Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$15.29	$15.41	$15.10	$16.02	$19.50	$19.62

0.33	0.66	0.63	0.45	0.39	0.39
0.11	(0.08)	0.28	(0.86)	(3.09)	0.06
—	—[4]	—	—	—	—
0.44	0.58	0.91	(0.41)	(2.70)	0.45

(0.35)	(0.70)	(0.60)	(0.51)	(0.48)	(0.45)
—	—	—	—	(0.30)	(0.12)
(0.35)	(0.70)	(0.60)	(0.51)	(0.78)	(0.57)
$15.38	$15.29	$15.41	$15.10	$16.02	$19.50
2.90%	3.84%[4]	6.18%	(2.33%)	(14.26%)	2.37%

$6,539	$7,054	$7,550	$7,613	$9,419	$12,760
1.04%	1.05%	1.07%	1.07%	1.07%	1.07%
1.16%	1.16%	1.17%	1.17%	1.16%	1.16%
4.19%	4.32%	4.19%	3.67%	2.24%	2.06%
4.07%	4.21%	4.09%	3.57%	2.15%	1.97%
114%	144%	123%	109%	109%	123%

Financial highlights
Nomura Corporate Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$15.27	$15.39	$15.09	$16.01	$19.47	$19.62

0.37	0.74	0.70	0.52	0.48	0.48
0.11	(0.08)	0.27	(0.86)	(3.07)	0.06
—	—[4]	—	—	—	—
0.48	0.66	0.97	(0.34)	(2.59)	0.54

(0.39)	(0.78)	(0.67)	(0.58)	(0.57)	(0.57)
—	—	—	—	(0.30)	(0.12)
(0.39)	(0.78)	(0.67)	(0.58)	(0.87)	(0.69)
$15.36	$15.27	$15.39	$15.09	$16.01	$19.47
3.16%	4.36%[4]	6.65%	(1.91%)	(13.69%)	2.72%

$689,485	$712,373	$868,986	$924,989	$957,741	$1,036,266
0.54%	0.55%	0.57%	0.57%	0.57%	0.57%
0.66%	0.66%	0.67%	0.67%	0.66%	0.66%
4.70%	4.81%	4.69%	4.17%	2.74%	2.56%
4.58%	4.70%	4.59%	4.07%	2.65%	2.47%
114%	144%	123%	109%	109%	123%

Financial highlights
Nomura Corporate Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$15.26	$15.38	$15.08	$16.00	$19.47	$19.59

0.37	0.75	0.72	0.53	0.51	0.51
0.13	(0.08)	0.27	(0.86)	(3.11)	0.06
—	—[4]	—	—	—	—
0.50	0.67	0.99	(0.33)	(2.60)	0.57

(0.40)	(0.79)	(0.69)	(0.59)	(0.57)	(0.57)
—	—	—	—	(0.30)	(0.12)
(0.40)	(0.79)	(0.69)	(0.59)	(0.87)	(0.69)
$15.36	$15.26	$15.38	$15.08	$16.00	$19.47
3.27%	4.46%[4]	6.76%	(1.71%)	(13.78%)	2.97%

$12,051	$15,738	$15,341	$15,030	$12,206	$10,763
0.45%	0.45%	0.46%	0.48%	0.48%	0.48%
0.57%	0.56%	0.58%	0.58%	0.57%	0.57%
4.78%	4.92%	4.80%	4.27%	2.83%	2.65%
4.66%	4.81%	4.68%	4.17%	2.74%	2.56%
114%	144%	123%	109%	109%	123%

Financial highlights
Nomura Extended Duration Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Amount is less than $(0.005) per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$13.94	$14.42	$14.40	$15.81	$21.36	$23.19

0.34	0.67	0.65	0.49	0.57	0.60
0.13	(0.49)	—[4]	(1.34)	(4.62)	(0.36)
—	—[5]	—	—	—	—
0.47	0.18	0.65	(0.85)	(4.05)	0.24

(0.35)	(0.66)	(0.63)	(0.56)	(0.60)	(0.63)
—	—	—	—	(0.90)	(1.44)
—	—	—	—	— [6]	—
(0.35)	(0.66)	(0.63)	(0.56)	(1.50)	(2.07)
$14.06	$13.94	$14.42	$14.40	$15.81	$21.36
3.35%	1.29%[5]	4.70%	(5.12%)	(20.07%)	1.24%

$28,737	$31,444	$36,940	$43,304	$66,508	$99,512
0.81%	0.81%	0.82%	0.82%	0.82%	0.82%
1.02%	1.01%	0.98%	1.05%	1.01%	0.99%
4.80%	4.74%	4.64%	4.22%	3.09%	2.85%
4.59%	4.54%	4.48%	3.99%	2.90%	2.68%
68%	119%	86%	60%	76%	85%

Financial highlights
Nomura Extended Duration Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$13.93	$14.41	$14.38	$15.80	$21.36	$23.16

0.29	0.56	0.54	0.41	0.45	0.45
0.12	(0.48)	0.01	(1.37)	(4.66)	(0.33)
—	—[4]	—	—	—	—
0.41	0.08	0.55	(0.96)	(4.21)	0.12

(0.29)	(0.56)	(0.52)	(0.46)	(0.45)	(0.48)
—	—	—	—	(0.90)	(1.44)
—	—	—	—	— [5]	—
(0.29)	(0.56)	(0.52)	(0.46)	(1.35)	(1.92)
$14.05	$13.93	$14.41	$14.38	$15.80	$21.36
2.95%	0.54%[4]	3.99%	(5.95%)	(20.66%)	0.62%

$2,434	$2,585	$3,690	$3,743	$5,319	$9,171
1.56%	1.56%	1.57%	1.57%	1.57%	1.57%
1.77%	1.76%	1.73%	1.80%	1.76%	1.74%
4.05%	3.98%	3.89%	3.47%	2.34%	2.10%
3.84%	3.78%	3.73%	3.24%	2.15%	1.93%
68%	119%	86%	60%	76%	85%

Financial highlights
Nomura Extended Duration Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Amount is less than $(0.005) per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$13.97	$14.45	$14.42	$15.84	$21.42	$23.22

0.33	0.64	0.62	0.48	0.54	0.54
0.12	(0.49)	—[4]	(1.38)	(4.68)	(0.30)
—	—[5]	—	—	—	—
0.45	0.15	0.62	(0.90)	(4.14)	0.24

(0.33)	(0.63)	(0.59)	(0.52)	(0.54)	(0.60)
—	—	—	—	(0.90)	(1.44)
—	—	—	—	— [6]	—
(0.33)	(0.63)	(0.59)	(0.52)	(1.44)	(2.04)
$14.09	$13.97	$14.45	$14.42	$15.84	$21.42
3.21%	1.04%[5]	4.51%	(5.40%)	(20.35%)	1.13%

$2,740	$3,663	$4,472	$4,731	$5,489	$8,631
1.06%	1.06%	1.07%	1.07%	1.07%	1.07%
1.27%	1.26%	1.23%	1.30%	1.26%	1.24%
4.54%	4.49%	4.39%	3.97%	2.84%	2.60%
4.33%	4.29%	4.23%	3.74%	2.65%	2.43%
68%	119%	86%	60%	76%	85%

Financial highlights
Nomura Extended Duration Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Amount is less than $(0.005) per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$13.91	$14.39	$14.37	$15.78	$21.33	$23.13

0.36	0.71	0.68	0.54	0.60	0.66
0.13	(0.49)	—[4]	(1.36)	(4.62)	(0.33)
—	—[5]	—	—	—	—
0.49	0.22	0.68	(0.82)	(4.02)	0.33

(0.36)	(0.70)	(0.66)	(0.59)	(0.63)	(0.69)
—	—	—	—	(0.90)	(1.44)
—	—	—	—	— [6]	—
(0.36)	(0.70)	(0.66)	(0.59)	(1.53)	(2.13)
$14.04	$13.91	$14.39	$14.37	$15.78	$21.33
3.55%	1.54%[5]	4.96%	(4.90%)	(19.90%)	1.63%

$224,822	$245,113	$411,058	$345,299	$332,410	$404,838
0.56%	0.56%	0.57%	0.57%	0.57%	0.57%
0.77%	0.76%	0.73%	0.80%	0.76%	0.74%
5.05%	4.96%	4.89%	4.47%	3.34%	3.10%
4.84%	4.76%	4.73%	4.24%	3.15%	2.93%
68%	119%	86%	60%	76%	85%

Financial highlights
Nomura Extended Duration Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23[2]	7/31/22[2]	7/31/21[2]
$13.92	$14.40	$14.38	$15.79	$21.33	$23.16

0.37	0.72	0.70	0.56	0.69	0.69
0.13	(0.49)	(0.01)	(1.37)	(4.67)	(0.36)
—	—[4]	—	—	—	—
0.50	0.23	0.69	(0.81)	(3.98)	0.33

(0.37)	(0.71)	(0.67)	(0.60)	(0.66)	(0.72)
—	—	—	—	(0.90)	(1.44)
—	—	—	—	—[5]	—
(0.37)	(0.71)	(0.67)	(0.60)	(1.56)	(2.16)
$14.05	$13.92	$14.40	$14.38	$15.79	$21.33
3.60%	1.64%[4]	5.07%	(4.74%)	(19.83%)	1.58%

$13,022	$12,431	$19,349	$15,827	$11,663	$59,933
0.47%	0.46%	0.46%	0.47%	0.48%	0.48%
0.68%	0.66%	0.62%	0.67%	0.66%	0.65%
5.14%	5.06%	5.00%	4.57%	3.43%	3.19%
4.93%	4.86%	4.84%	4.37%	3.25%	3.02%
68%	119%	86%	60%	76%	85%

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund	January 31, 2026 (Unaudited)
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Corporate Bond Fund (formerly, Macquarie Corporate Bond Fund through November 30, 2025), Nomura Extended Duration Bond Fund (formerly, Macquarie Extended Duration Bond Fund through November 30, 2025), and Nomura Floating Rate Fund (formerly, Macquarie Floating Rate Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company

(DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended January 31, 2026, and for all open tax years (years ended July 31, 2022–July 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
1. Significant Accounting Policies (continued)
benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended January 31, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Derivative Financial Instruments — Each Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Fund under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
1. Significant Accounting Policies (continued)
months ended January 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Corporate Bond Fund	$7,798
Nomura Extended Duration Bond Fund	2,957
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Corporate Bond Fund	$1,153
Nomura Extended Duration Bond Fund	98
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund's average daily net assets from the August 1, 2025 (except as noted) through November 30, 2026.

These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Nomura Corporate Bond Fund	0.54%	0.46%*
Nomura Extended Duration Bond Fund	0.56%	0.48%*
*	Effective the Closing Date. Prior to the Closing Date, the expense limitation for Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund were 0.45% and 0.46%, respectively.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from the August 1, 2025 (except as noted) through November 30, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Nomura Corporate Bond Fund	0.79%	1.54%	1.04%	0.54%	0.46%*
Nomura Extended Duration Bond Fund	0.81%	1.56%	1.06%	0.56%	0.48%**
*	Effective the Closing Date. Prior to the Closing Date, the amount for Nomura Corporate Bond Fund Class R6 was 0.45%.
**	Effective the Closing Date. Prior to the Closing Date, the amount for Nomura Extended Duration Bond Fund Class R6 was 0.46%.
DMC has principal responsibility for the Funds and, prior to the Closing Date, DMC had entered into sub-advisory agreements on behalf of the Funds with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a "Prior Affiliated Sub-Advisor" and together, the "Prior Affiliated Sub-Advisors"). DMC also permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor’s specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
services, DMC, not each Fund, paid each Prior Affiliated Sub-Advisor a portion of its investment management fee. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer served as a sub-advisor to each Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Corporate Bond Fund	$26,504
Nomura Extended Duration Bond Fund	8,872
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services,
DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended January 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Corporate Bond Fund	$37,048
Nomura Extended Duration Bond Fund	10,372
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended January 31, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Corporate Bond Fund	$9,560
Nomura Extended Duration Bond Fund	2,851
For the six months ended January 31, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Corporate Bond Fund	$3,350
Nomura Extended Duration Bond Fund	2,556
For the six months ended January 31, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura Corporate Bond Fund	$413	$59
Nomura Extended Duration Bond Fund	—	—
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
During the year ended July 31, 2025, DMC reimbursed Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund $5,892 and $1,791, respectively in connection with trade errors. These amounts are included in "Net increase from payment by affiliates" in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At special shareholder meetings held on September 10, 2025 and November 7, 2025, Fund shareholders approved a new investment advisory agreement for the Nomura Corporate Bond Fund and Nomura Extended Duration Bond

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Fund, respectively. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund's name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Corporate Bond Fund	Nomura Corporate Bond Fund
Macquarie Extended Duration Bond Fund	Nomura Extended Duration Bond Fund
3. Investments
For the six months ended January 31, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Corporate Bond Fund	$1,178,317,259	$1,246,935,025
Nomura Extended Duration Bond Fund	195,390,242	220,665,003
At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Nomura Corporate Bond Fund	$1,021,083,246	$13,358,301	$(7,941,822)	$5,416,479
Nomura Extended Duration Bond Fund	274,552,149	2,676,681	(9,394,622)	(6,717,941)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura Corporate Bond Fund	$ 114,292,005	$250,499,125	$ 364,791,130

	Loss carryforward character
	Short-term	Long-term	Total
Nomura Extended Duration Bond Fund	$22,332,299	$101,840,523	$124,172,822
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
3. Investments (continued)
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2026:
	Nomura Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$8,279,357	$—	$8,279,357
Common Stock	—	—	296,100	296,100
Convertible Preferred Stock	1,137,005	—	—	1,137,005
Corporate Bonds	—	972,374,762	—	972,374,762
Government Agency Obligations	—	7,431,678	—	7,431,678
Preferred Stock	—	2,942,182	—	2,942,182
Sovereign Bond	—	1,429,251	—	1,429,251
Options Purchased	168,188	—	—	168,188
Short-Term Investments	32,114,101	—	—	32,114,101
Total Value of Securities	$33,419,294	$992,457,230	$296,100	$1,026,172,624

Derivatives[1]
Assets:
Futures Contracts	$1,720,645	$—	$—	$1,720,645

Liabilities:
Futures Contracts	$(1,393,544)	$—	$—	$(1,393,544)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Nomura Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$1,513,304	$1,513,304
Convertible Preferred Stock	745,898	—	745,898
Corporate Bonds	—	265,046,078	265,046,078
Options Purchased	47,250	—	47,250
Short-Term Investments	592,066	—	592,066
Total Value of Securities	$1,385,214	$266,559,382	$267,944,596

	Nomura Extended Duration Bond Fund
	Level 1	Level 2	Total
Derivatives[1]
Assets:
Futures Contracts	$175,060	$—	$175,060

Liabilities:
Futures Contracts	$(285,448)	$—	$(285,448)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended January 31, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Nomura Corporate Bond Fund's net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Nomura Corporate Bond Fund's net assets at the end of the period. As of January 31, 2026, Nomura Extended Duration Bond Fund had no Level 3 investments.

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Nomura Corporate Bond Fund		Nomura Extended Duration Bond Fund
	Six months ended	Year ended	Six months ended	Year ended
	1/31/26	7/31/25	1/31/26	7/31/25
Shares sold:
Class A	1,165,841	1,777,147	129,730	345,687
Class C	30,159	88,778	8,832	33,903
Class R	23,951	98,831	22,536	53,929
Institutional Class	5,188,728	11,701,409	1,910,398	6,208,397
Class R6	67,937	613,246	349,632	2,762,668

Shares issued upon reinvestment of dividends and distributions:
Class A	462,501	1,028,913	51,428	110,695
Class C	7,561	19,801	3,634	8,256
Class R	10,394	22,156	5,684	12,050
Institutional Class	618,646	1,588,131	434,911	1,090,793
Class R6	20,798	28,565	17,160	73,582
	7,596,516	16,966,977	2,933,945	10,699,960

Shares redeemed:
Class A	(2,916,051)	(5,601,048)	(393,480)	(762,321)
Class C	(124,132)	(240,036)	(24,870)	(112,652)
Class R	(70,636)	(149,488)	(96,023)	(113,240)
Institutional Class	(7,579,506)	(23,096,949)	(3,946,262)	(18,242,623)
Class R6	(335,101)	(607,889)	(332,498)	(3,286,796)
	(11,025,426)	(29,695,410)	(4,793,133)	(22,517,632)
Net decrease	(3,428,910)	(12,728,433)	(1,859,188)	(11,817,672)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2026 and the year ended July 31, 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Nomura Corporate Bond Fund
Six months ended
1/31/26	8,378	424	1,026	424	4,944	4,463	$152,347
Year ended
7/31/25	21,997	3,066	5,703	8,127	21,997	652	470,124

Nomura Extended Duration Bond Fund
Six months ended
1/31/26	—	351	—	—	351	—	4,975
Year ended
7/31/25	873	2,094	4,769	6,855	875	—	110,514
5. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of January 31, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
6. Derivatives (continued)
last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2026, Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund posted $2,482,580 and $703,528, respectively, in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended January 31, 2026, Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund entered into futures contracts to hedge each Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open option contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended January 31, 2026, Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund used options contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Fair values of derivative instruments as of January 31, 2026 were as follows:
Nomura Corporate Bond Fund
Asset Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$1,720,645
Options purchased, at value**	168,188
Total	$1,888,833
Liability Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(1,393,544)
Nomura Extended Duration Bond Fund
Asset Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$175,060
Options purchased, at value**	47,250
Total	$222,310
Liability Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(285,448)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2026. Only current day variation margin is reported on the Funds' “Statements of assets and liabilities.”
** Included with “Investments, at value.”

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
6. Derivatives (continued)
The effect of derivative instruments on the "Statements of operations" for the six months ended January 31, 2026 was as follows:
	Nomura Corporate Bond Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Total
Interest rate contracts	$(1,121,620)	$(235,161)	$(1,356,781)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Options Purchased	Total
Interest rate contracts	$228,971	$(141,723)	$87,248
	Nomura Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Total
Interest rate contracts	$290,635	$(70,548)	$220,087
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Options Purchased	Total
Interest rate contracts	$(240,671)	$(39,815)	$(280,486)
The tables below summarize the average daily balance of derivative holdings by each Fund during the six months ended January 31, 2026:
	Long Derivative Volume
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Futures contracts (average notional amount)	$144,543,896	$48,228,703
Options contracts (average value)*	37,634	10,887
	Short Derivative Volume
	Nomura Corporate Bond Fund	Nomura Extended Duration Bond Fund
Futures contracts (average notional amount)	$184,892,464	$41,448,071
*Long represents purchased options and short represents written options.

7. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
7. Securities Lending (continued)
by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended January 31, 2026, each Fund had no securities out on loan.
8. Credit and Market Risks
Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Service LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments at the six months ended January 31, 2026.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown.

Notes to financial statements
Nomura Corporate Bond Fund and
Nomura Extended Duration Bond Fund
9. Contractual Obligations (continued)
However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
Each Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of January 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because each Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting, shareholders of each Fund approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Fund	Special Shareholder Meeting Date	For	Against	Abstain
Nomura Corporate Bond Fund	9/10/25	39,978,089	619,058	298,572
Nomura Extended Duration Bond Fund	11/7/25	9,899,020	88,024	813,221
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Nomura (formerly, Macquarie) Corporate Bond Fund and Nomura (formerly, Macquarie) Extended Duration Bond Fund (each a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Funds' portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information,  shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services to the Funds. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.
Nomura Corporate Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was above the median of its Performance Universe, for the 5-year period was slightly above the median of its Performance Universe, and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, underperformed its benchmark index for the 3-year period, and performed approximately equal to its benchmark index for the 10-year period.
Nomura Extended Duration Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe and for the 10-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the periods under review and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for the Funds as of their most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Nomura Corporate Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Nomura Extended Duration Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, Nomura Corporate Bond Fund’s net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Funds may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Funds and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Funds.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:

• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and

New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the

Other Fund information (Unaudited)
Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5259550)
SA-460-0326
This page is not part of the financial statements and other information.

Fixed income mutual fund
Nomura Floating Rate Fund
(formerly, Macquarie Floating Rate Fund)
Financial statements and other information
For the six months ended January 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Floating Rate Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 4.56%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 7.818% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 249,861
Series 2017-1A ERR 144A 11.168% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	402,812

AGL CLO 3 Series 2020-3A ER 144A 8.922% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	934,242
AGL CLO 32 Series 2024-32A E 144A 9.42% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	446,983
AIMCO CLO 18 Series 2022-18A ER 144A 9.168% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	250,754
ARES Loan Funding III Series 2022-ALF3A ER 144A 9.768% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	495,009
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 7.518% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,005,893
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.008% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	444,347
Ballyrock CLO 26 Series 2024-26A C1 144A 6.968% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	502,177
Barings CLO
Series 2024-2A E 144A 9.572% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	997,878
Series 2024-5A D2 144A 7.772% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,003,217

Bear Mountain Park CLO Series 2022-1A ER 144A 9.622% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	741,533
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.418% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	846,676
Carlyle US CLO Series 2021-11A ER 144A 10.168% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	444,017
Dryden CLO 85 Series 2020-85A ER2 144A 10.672% (TSFR03M + 7.00%, Floor 7.00%) 7/15/37 #, •	500,000	502,544
    1

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Dryden CLO 109 Series 2022-109A ER 144A 9.022% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	$ 986,939
Elmwood CLO 17 Series 2022-4A ER 144A 9.368% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	444,897
GoldenTree Loan Management US CLO 20 Series 2024-20A E 144A 9.568% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	751,651
KKR CLO 27 Series 27A ER2 144A 9.922% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	956,511
Lodi Park CLO Series 2024-1A D1 144A 6.67% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	754,703
Madison Park Funding XXXI Series 2018-31A ER 144A 10.071% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	984,945
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.021% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,502,692
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.372% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	220,000	220,933
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A D 144A 6.768% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •	1,000,000	1,003,385
Neuberger Berman Loan Advisers CLO 57 Series 2024-57A D1 144A 6.568% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	1,002,867
Octagon Investment Partners 48 Series 2020-3A DAR2 144A 6.822% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	1,004,414
OHA Loan Funding Series 2016-1A D1R2 144A 6.718% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	602,019
OZLM XIX Series 2017-19A CRR 144A 7.172% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,004,981
Palmer Square CLO
Series 2024-2A D2 144A 8.018% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	1,003,220
Series 2024-2A E 144A 9.368% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	1,003,922

2

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Silver Point CLO 5 Series 2024-5A E 144A 10.068% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	$ 901,352
Sound Point CLO Series 2025-1RA E 144A 11.469% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	480,692
Symphony CLO XXII Series 2020-22A DR 144A 6.968% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	997,671
TCW CLO Series 2024-2A E 144A 10.918% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	544,889
Venture CLO 49 Series 2024-49A E 144A 11.348% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	923,660
Verde CLO Series 2019-1A DRR 144A 6.872% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	1,000,585
Wellfleet CLO
Series 2022-1A D1R 144A 7.622% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	999,565
Series 2022-1A ER 144A 11.422% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	535,569
Total Collateralized Loan Obligations (cost $29,265,415)		28,880,005

Convertible Bond — 0.04%
Communication Services — 0.04%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>	269,739	233,564
Total Convertible Bond (cost $260,821)		233,564

Corporate Bonds — 4.17%
Communication Services — 1.41%
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	1,000,000	1,063,202
Digicel International Finance 144A 8.625% 8/1/32 #	1,000,000	1,040,391
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,071,445
Lindblad Expeditions 144A 7.00% 9/15/30 #	1,000,000	1,044,412
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,000,000	1,051,958
Univision Communications 144A 9.375% 8/1/32 #	2,979,000	3,208,758
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	451,807
		8,931,973
    3

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Discretionary — 0.73%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	571,000	$ 582,857
Garrett Motion Holdings 144A 7.75% 5/31/32 #	500,000	529,636
New Flyer Holdings 144A 9.25% 7/1/30 #	1,150,000	1,239,782
S&S Holdings 144A 8.375% 10/1/31 #	2,410,000	2,299,779
		4,652,054
Consumer Staples — 0.24%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,500,000	1,533,330
		1,533,330
Energy — 0.25%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	294,763
144A 6.25% 4/15/32 #	698,000	669,904

Transocean International 144A 7.875% 10/15/32 #	582,000	614,188
		1,578,855
Financials — 0.33%
Ardonagh Finco 144A 7.75% 2/15/31 #	1,000,000	1,034,368
Howden UK Refinance 144A 7.25% 2/15/31 #	1,000,000	1,034,931
		2,069,299
Healthcare — 0.33%
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,000,000	1,054,219
Global Medical Response 144A 7.375% 10/1/32 #	1,000,000	1,034,715
		2,088,934
Industrials — 0.71%
Bombardier 144A 8.75% 11/15/30 #	500,000	536,458
Columbus McKinnon 144A 7.125% 2/1/33 #	1,000,000	1,005,895
CompoSecure Holdings 144A 5.625% 2/1/33 #	285,000	284,280
FTAI Aviation Investors 144A 7.00% 6/15/32 #	500,000	526,584
Manitowoc 144A 9.25% 10/1/31 #	2,000,000	2,174,716
		4,527,933
Utilities — 0.17%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	511,733
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	558,596
		1,070,329
Total Corporate Bonds (cost $26,012,305)		26,452,707

4

	Principal amount°	Value (US $)

Loan Agreements — 88.00%
Communication Services — 6.16%
ABG Intermediate Holdings 2 5.922% (SOFR01M + 2.25%) 2/13/32 •	2,863,363	$ 2,856,651
Coral US Co-Borrower
Tranche B6 6.795% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,745,788
Tranche B-7 6.922% (SOFR03M + 3.25%) 1/31/32 •	6,725,000	6,550,150

Digicel International Finance 9.023% (SOFR03M + 5.25%) 7/30/32 •	1,920,000	1,928,001
EOC Borrower Tranche B 6.422% (SOFR01M + 2.50%) 3/24/32 •	3,631,750	3,642,645
Midcontinent Communications 6.173% (SOFR01M + 2.50%) 8/16/31 •	3,382,187	3,377,960
Nexstar Media Tranche B-5 6.172% (SOFR01M + 2.50%) 6/28/32 •	1,915,375	1,918,248
Speedster Bidco Tranche B1 6.689% (SOFR03M + 3.00%) 12/10/31 •	1,940,374	1,945,225
Sunrise HoldCo III 6.129% (SOFR06M + 2.50%) 2/15/32 •	2,875,000	2,872,689
Telenet Financing TBD 4/30/28 X	500,000	495,781
Univision Communications 1st Lien 7.922% (SOFR03M + 4.25%) 6/24/29 •	1,201,775	1,204,404
Virgin Media Bristol Tranche Y 7.052% (SOFR06M + 3.28%) 3/31/31 •	2,858,000	2,814,335
Windstream Services 7.672% (SOFR01M + 4.00%) 10/6/32 •	6,685,000	6,701,712
		39,053,589
Consumer Discretionary — 11.66%
Allwyn Entertainment Financing (US) Tranche B 6.165% (SOFR03M + 2.50%) 11/24/32 •	4,770,000	4,686,525
American Axle & Manufacturing Tranche C TBD 2/24/32 X	1,910,000	1,917,959
Boots Group Finco 7.206% (SOFR03M + 3.50%) 8/30/32 •	1,440,000	1,446,901
Caesars Entertainment Tranche B-1 5.922% (SOFR01M + 2.25%) 2/6/31 •	2,004,300	1,994,279
Clarios Global 6.422% (SOFR01M + 2.75%) 1/28/32 •	4,793,985	4,805,970
Fertitta Entertainment Tranche B 6.922% (SOFR01M + 3.25%) 1/27/29 •	3,004,393	2,999,321
Flutter Entertainment
Tranche B 5.422% (SOFR03M + 1.75%) 11/30/30 •	1,481,207	1,482,133
Tranche B 5.672% (SOFR03M + 2.00%) 6/4/32 •	1,437,775	1,437,176

Flynn Restaurant Group 7.422% (SOFR01M + 3.75%) 1/28/32 •	6,585,238	6,594,292
    5

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

Gloves Buyer 7.672% (SOFR01M + 4.00%) 5/21/32 •	4,788,000	$ 4,767,651
Hunter Douglas Holding Tranche B-1 6.672% (SOFR03M + 3.00%) 1/17/32 •	5,010,931	5,009,368
IRB Holding Tranche B 6.172% (SOFR01M + 2.50%) 12/15/30 •	4,758,075	4,761,791
J&J Ventures Gaming 7.172% (SOFR01M + 3.50%) 4/26/30 •	7,632,325	7,589,393
Lernen Bidco Tranche B3 7.15% (SOFR06M + 3.50%) 10/27/31 •	955,206	958,788
Peer Holding III
Tranche B4 6.172% (SOFR03M + 2.50%) 10/26/30 •	1,345,397	1,347,079
Tranche B5 6.172% (SOFR03M + 2.50%) 7/1/31 •	1,400,850	1,402,601

Raising Canes Restaurants Tranche B 5.688% (SOFR01M + 2.00%) 11/3/32 •	955,000	954,254
Scientific Games Holdings 6.652% (SOFR03M + 3.00%) 4/4/29 •	2,893,598	2,852,003
Skechers U.S.A. Tranche B-1 6.922% (SOFR03M + 3.25%) 9/13/32 •	3,365,000	3,381,300
Speed Midco 3 Tranche B 6.288% (SOFR06M + 2.50%) 10/7/32 •	955,000	957,984
Tenneco Tranche B 8.772% - 8.989% (SOFR03M + 5.10%) 11/17/28 •	1,940,000	1,922,216
Victra Holdings 7.422% (SOFR03M + 3.75%) 3/29/29 •	5,816,204	5,830,744
Voyager Parent Tranche B 7.911% (SOFR03M + 4.25%) 7/1/32 •	3,840,375	3,843,374
Wash Multifamily Parent Tranche B 6.922% (SOFR01M + 3.25%) 9/10/32 •	955,000	960,770
		73,903,872
Consumer Staples — 3.58%
Dechra Pharmaceuticals Holdings Tranche B1 6.637% (SOFR03M + 3.00%) 1/27/32 •	952,800	955,778
EG America
Tranche B 6.923% (SOFR01M + 3.25%) 2/10/31 •	1,905,000	1,900,238
Tranche B3 7.322% (SOFR03M + 3.50%) 2/7/28 •	1,910,400	1,913,684

Fiesta Purchaser 6.422% (SOFR01M + 2.75%) 2/12/31 •	5,742,870	5,582,546
Froneri International Tranche B6 5.877% (SOFR06M + 2.25%) 9/30/32 •	3,850,000	3,845,938
Golden State Foods 7.672% (SOFR03M + 4.00%) 12/4/31 •	2,903,323	2,919,654
Nourish Buyer I 7.669% (SOFR01M + 4.00%) 7/9/32 •	1,915,200	1,924,776
6

	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Staples (continued)

United Natural Foods 8.422% (SOFR01M + 4.75%) 4/25/31 •	3,615,774	$ 3,644,021
		22,686,635
Energy — 0.65%
Cogentrix Finance Holdco I 5.922% (SOFR01M + 2.25%) 2/26/32 •	2,637,218	2,644,360
Hilcorp Energy I 5.425% (SOFR01M + 1.75%) 2/11/30 •	1,497,829	1,499,701
		4,144,061
Financials — 13.99%
Acrisure Tranche B7 6.922% (SOFR01M + 3.25%) 6/21/32 •	2,875,550	2,878,546
Alera Group
6.966% (SOFR01M + 2.75%) 5/28/32 •	3,940,125	3,951,453
9.172% (SOFR01M + 5.50%) 5/30/33 •	2,000,000	2,040,500

Allspring Buyer 6.688% (SOFR03M + 3.00%) 11/1/30 •	1,429,200	1,431,284
AmWINS Group 5.672% (SOFR01M + 2.00%) 1/30/32 •	1,517,156	1,516,099
Amynta Agency Borrower 6.466% (SOFR01M + 2.50%) 12/29/31 •	2,870,334	2,867,464
Ardonagh Group Finco Tranche B 6.370% - 6.422% (SOFR03M + 2.75%) 2/15/31 •	3,256,680	3,251,082
Asurion Tranche B-13 7.922% (SOFR01M + 4.25%) 9/19/30 •	3,830,750	3,845,115
Azorra Soar TLB Finance 6.473% (SOFR03M + 2.75%) 10/18/29 •	4,623,317	4,655,102
BradyPLUS Holdings Tranche B TBD 12/29/32 X	3,250,000	3,240,861
Chrysaor Bidco Tranche B1 6.90% (SOFR03M + 3.25%) 10/30/31 •	1,891,328	1,898,420
CPI Holdco B Tranche B 5.672% (SOFR01M + 2.00%) 5/17/31 •	1,910,327	1,906,746
DG Investment Intermediate Holdings 2 9.172% (SOFR01M + 5.50%) 7/29/33 •	1,000,000	1,002,500
First Eagle Holdings 7.172% (SOFR03M + 3.50%) 8/16/32 •	4,128,397	4,097,434
Focus Financial Partners
Tranche B 6.172% (SOFR01M + 2.50%) 9/15/31 •	3,803,781	3,787,140
Tranche B 6.172% (SOFR01M + 2.75%) 9/15/31 •	900,000	896,062

Glatfelter 8.072% (SOFR03M + 4.25%) 11/4/31 •	7,042,761	7,001,680
HUB International 5.92% (SOFR01M + 2.25%) 6/20/30 •	1,425,436	1,427,389
Hyperion Refinance 6.422% (SOFR01M + 2.75%) 2/18/31 •	916,201	915,710
    7

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

Jefferies Finance 6.43% (SOFR01M + 2.75%) 10/21/31 •	7,128,550	$ 7,130,774
June Purchaser 6.422% (SOFR03M + 2.75%) 11/28/31 •	4,623,632	4,635,672
Nexus Buyer
7.672% (SOFR01M + 4.00%) 7/31/31 •	957,600	946,678
2nd Lien 9.422% (SOFR01M + 5.75%) 2/16/32 •	3,000,000	2,960,625

Opal Bidco SAS Tranche B4 6.686% (SOFR03M + 3.00%) 4/28/32 •	4,334,138	4,344,635
Osttra Group 1st Lien 7.15% (SOFR03M + 3.50%) 10/8/32 •	4,825,000	4,835,253
OVG Business Services 6.672% (SOFR01M + 3.00%) 6/25/31 •	952,588	951,993
Starwood Property Mortgage 5.422% (SOFR01M + 1.75%) 11/18/27 •	2,865,600	2,869,182
Stonepeak Bayou Holdings 6.422% (SOFR03M + 2.75%) 10/1/32 •	1,920,000	1,844,400
Trucordia Insurance Holdings 6.922% (SOFR01M + 3.25%) 6/17/32 •	1,920,188	1,911,787
Truist Insurance Holdings Tranche B 6.422% (SOFR03M + 2.75%) 5/6/31 •	2,334,153	2,330,262
USI Tranche D 5.922% (SOFR03M + 2.25%) 11/21/29 •	1,266,862	1,267,752
		88,639,600
Healthcare — 8.81%
ADMI 9.422% (SOFR01M + 5.75%) 12/23/27 •	4,316,900	4,183,797
AthenaHealth Group 6.422% (SOFR01M + 2.75%) 2/15/29 •	3,473,312	3,433,803
Aveanna Healthcare 7.422% (SOFR01M + 3.75%) 9/17/32 •	1,905,225	1,907,012
Electron Bidco 6.172% (SOFR01M + 2.50%) 11/1/28 •	2,339,864	2,339,500
Ensemble RCM Tranche B 6.66% (SOFR03M + 3.00%) 2/9/33 •	3,790,000	3,756,837
Heartland Dental 7.422% (SOFR01M + 3.75%) 8/25/32 •	10,342,455	10,345,041
Hologic Tranche B TBD 1/14/33 X	5,685,000	5,649,116
LifePoint Health Tranche B2 7.152% (SOFR03M + 3.50%) 5/16/31 •	2,898,386	2,896,273
Mamba Purchaser 6.673% (SOFR01M + 3.00%) 10/14/31 •	2,989,668	2,997,172
Performance Health Holdings 7.622% (SOFR06M + 3.75%) 3/19/32 •	2,875,550	2,789,284
Raven Acquisition Holdings 6.672% (SOFR01M + 3.00%) 11/19/31 •	4,080,498	4,032,042
Southern Veterinary Partners 6.173% (SOFR01M + 2.50%) 12/4/31 •	1,907,719	1,908,230
8

	Principal amount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Surgery Center Holdings 6.172% (SOFR01M + 2.50%) 12/19/30 •	3,204,798	$ 3,213,412
US Fertility Enterprises 7.167% (SOFR03M + 3.50%) 12/10/32 •	1,650,000	1,658,852
Zelis Payments Buyer 6.922% (SOFR01M + 3.25%) 11/26/31 •	4,846,050	4,739,035
		55,849,406
Industrials — 17.94%
AlixPartners 5.672% (SOFR01M + 2.00%) 8/12/32 •	1,725,000	1,718,172
Alliance Laundry Systems Tranche B 5.917% - 5.922% (SOFR01M + 2.25%) 8/19/31 •	2,556,867	2,558,665
Allied Universal Holdco 6.922% (SOFR01M + 3.25%) 8/20/32 •	957,600	959,450
Anticimex Global AB Tranche B8 6.574% (SOFR03M + 2.90%) 11/17/31 •	952,613	955,788
Astro Acquisition 7.122% (SOFR03M + 3.25%) 8/30/32 •	1,913,205	1,917,988
Azuria Water Solutions TBD 1/27/33 X	2,855,000	2,860,353
Cimpress PLC Tranche B-1 6.172% (SOFR01M + 2.50%) 5/17/28 •	3,464,912	3,469,243
Composecure Holdings 5.928% (SOFR01M + 2.25%) 1/14/33 •	710,000	710,000
CPV Fairview Tranche B 6.172% (SOFR01M + 2.50%) 8/14/31 •	6,114,632	6,131,826
Dayforce Tranche B TBD 8/20/32 X	5,730,000	5,547,866
Filtration Group TBD 10/23/28 X	909,790	912,846
Genesee & Wyoming Tranche B 5.422% (SOFR03M + 1.75%) 4/10/31 •	1,446,688	1,446,523
GFL Environmental Services 6.273% (SOFR03M + 2.50%) 3/3/32 •	1,920,188	1,922,588
Goat Holdco Tranche B 6.172% (SOFR01M + 2.50%) 1/27/32 •	4,473,062	4,481,449
Grant Thornton Advisors 6.422% (SOFR01M + 2.75%) 6/2/31 •	1,318,379	1,303,959
Gryphon Acquire NewCo Tranche B 6.879% (SOFR01M + 3.00%) 9/10/32 •	4,810,000	4,798,975
HDI Aerospace Intermediate Holding III 7.40% (SOFR03M + 3.75%) 2/11/32 •	1,940,337	1,947,614
Kaman
6.146% - 6.150% (SOFR02M + 2.50%) 2/26/32 •	64,808	64,890
6.322% - 6.544% (SOFR03M + 2.50%) 2/26/32 •	3,495,967	3,502,522

Lsf12 Crown US Commercial Bidco 6.675% (SOFR01M + 3.00%) 12/2/31 •	6,703,528	6,720,287
    9

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)

Mermaid Bidco Tranche B 7.151% (SOFR03M + 3.25%) 7/3/31 •	4,337,573	$ 4,272,509
Pfi Lower Midco 7.672% (SOFR01M + 4.00%) 12/1/32 •	950,000	955,938
Pre-Paid Legal Services 1st Lien 6.922% (SOFR01M + 3.25%) 12/15/28 •	481,387	453,106
Prime Security Services Borrower Tranche B-2 5.438% (SOFR01M + 1.75%) 3/7/32 •	1,905,201	1,898,205
Quartz AcquireCo Tranche B-2 5.922% (SOFR03M + 2.25%) 6/28/30 •	2,068,625	1,991,052
Radar Bidco Tranche B3 6.896% (SOFR03M + 3.25%) 4/4/31 •	4,283,025	4,301,763
Rockpoint Gas Storage Partners 6.172% (SOFR03M + 2.50%) 9/18/31 •	3,823,707	3,835,656
Ryan 7.172% (SOFR01M + 3.50%) 11/5/32 •	7,635,000	7,600,009
SPX Flow 6.422% (SOFR01M + 2.75%) 4/5/29 •	7,545,871	7,563,792
Stonepeak Nile Parent 5.917% (SOFR03M + 2.25%) 4/9/32 •	4,325,000	4,326,012
SunSource Borrower 7.772% (SOFR01M + 4.10%) 3/25/31 •	3,921,382	3,916,480
TK Elevator Midco Tranche B 6.377% (SOFR06M + 2.75%) 4/30/30 •	1,910,599	1,916,739
Touchdown Acquirer Tranche B 6.572% (SOFR03M + 2.75%) 2/21/31 •	4,484,785	4,496,930
Transdigm Tranche M 6.172% (SOFR01M + 2.50%) 8/19/32 •	4,783,012	4,785,050
White Cap Supply Holdings Tranche C 6.922% (SOFR01M + 3.25%) 10/19/29 •	4,491,624	4,484,609
Windsor Holdings III Tranche B 6.422% (SOFR01M + 2.75%) 8/1/30 •	2,967,252	2,976,524
		113,705,378
Information Technology — 11.66%
Applied Systems 2nd Lien 8.172% (SOFR03M + 4.50%) 2/23/32 •	10,500,000	10,637,813
BCPE Pequod Buyer 6.417% (SOFR01M + 2.75%) 11/25/31 •	3,208,322	3,218,348
Cloud Software Group Tranche B 6.922% (SOFR03M + 3.25%) 8/13/32 •	1,573,636	1,526,427
Clover Holdings 2 7.674% (SOFR01M + 4.00%) 12/9/31 •	8,709,187	8,545,890
Cotiviti
6.45% (SOFR01M + 2.75%) 3/26/32 •	2,985,000	2,763,612
7.625% 5/1/31	5,750,000	5,405,000

10

	Principal amount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)

Delta TopCo 6.402% - 6.440% (SOFR02M + 2.75%) 11/30/29 •	957,726	$ 925,702
Disco Parent 6.822% (SOFR03M + 3.00%) 8/6/32 •	720,000	718,650
Ellucian Holding 2nd Lien 8.422% (SOFR01M + 4.75%) 11/15/32 •	2,000,000	1,967,500
First Advantage Holdings Tranche B 6.422% (SOFR01M + 2.75%) 10/31/31 •	1,374,709	1,328,312
Genesys Cloud Services Holdings II 6.172% (SOFR01M + 2.50%) 1/30/32 •	1,905,750	1,859,059
Icon Parent I 6.411% - 6.445% (SOFR03M + 2.75%) 11/13/31 •	2,972,550	2,942,825
IGT Holding IV AB Tranche B7 6.672% (SOFR03M + 3.00%) 9/1/31 •	2,840,000	2,806,275
Indicor Tranche D 6.422% (SOFR01M + 2.50%) 11/22/29 •	5,084,879	5,091,941
ION Platform Finance US 7.422% (SOFR03M + 3.75%) 10/7/32 •	5,730,000	5,185,650
Knowbe4 7.417% (SOFR03M + 3.75%) 7/23/32 •	960,000	921,600
Leia Finco US 6.898% (SOFR03M + 3.25%) 10/9/31 •	947,613	933,399
Proofpoint 6.672% (SOFR03M + 3.00%) 8/31/28 •	1,187,909	1,172,912
Rocket Software 7.422% (SOFR01M + 3.75%) 11/28/28 •	477,600	457,984
Sanmina Tranche B 5.70% (SOFR01M + 2.00%) 10/27/32 •	2,875,000	2,888,176
Team Blue Finco 6.922% (SOFR03M + 3.25%) 7/12/32 •	2,865,600	2,811,870
UKG Tranche B 6.167% (SOFR03M + 2.50%) 2/10/31 •	3,017,438	2,939,488
Viavi Solutions Tranche B 6.171% (SOFR03M + 2.50%) 10/16/32 •	4,008,333	4,021,693
Xplor T1 7.292% (SOFR03M + 3.50%) 12/1/32 •	2,852,850	2,802,925
		73,873,051
Materials — 8.85%
A-Ap Buyer 6.417% (SOFR03M + 2.75%) 9/9/31 •	3,328,236	3,340,717
Ahlstrom Holding 3 Oy Tranche B1 8.184% (SOFR03M + 4.51%) 5/23/30 •	3,835,749	3,846,938
Arsenal Aic Parent Tranche B 6.422% (SOFR01M + 2.75%) 8/18/30 •	1,659,770	1,665,994
Bakelite US Holdco 7.422% (SOFR03M + 3.75%) 12/23/31 •	6,187,500	5,960,623
Clydesdale Acquisition Holdings
Tranche B 6.847% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,101,636
Tranche B 6.922% (SOFR01M + 3.25%) 4/1/32 •	5,616,353	5,592,737

Derby Buyer 6.68% (SOFR01M + 3.00%) 11/1/30 •	3,817,255	3,829,661
    11

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Materials (continued)

Form Technologies 9.42% (SOFR03M + 5.75%) 7/19/30 •	5,721,250	$ 5,234,944
Ineos Quattro Holdings UK Tranche B 7.922% (SOFR01M + 4.25%) 10/7/31 •	4,754,075	3,145,615
Ineos US Finance 6.672% (SOFR01M + 3.00%) 2/7/31 •	1,905,702	1,348,284
Johnstone Supply Tranche B 6.177% (SOFR01M + 2.50%) 6/9/31 •	948,000	950,238
Mauser Packaging Solutions Holding Company Tranche B 7.232% (SOFR01M + 3.50%) 4/15/30 •	2,845,000	2,777,431
Olympus Water US Holding Tranche B-6 6.672% (SOFR03M + 3.00%) 6/20/31 •	4,484,540	4,420,074
Plastipak Packaging Tranche B 6.172% (SOFR01M + 2.50%) 9/10/32 •	1,426,425	1,425,534
Quikrete Holdings Tranche B-3 5.922% (SOFR01M + 2.25%) 2/10/32 •	2,863,363	2,865,376
SCIL USA Holdings Tranche B 7.788% (SOFR06M + 4.00%) 11/8/32 •	1,910,000	1,914,775
Sparta US HoldCo 6.70% (SOFR01M + 3.00%) 8/2/30 •	481,228	478,771
TricorBraun 6.922% (SOFR01M + 3.25%) 3/3/31 •	955,013	906,964
Usalco 7.172% (SOFR01M + 3.50%) 9/30/31 •	2,815,521	2,815,521
Zekelman Industries 5.927% (SOFR01M + 2.25%) 1/24/31 •	1,457,980	1,465,574
		56,087,407
Utilities — 4.70%
Alpha Generation Tranche B 5.422% (SOFR01M + 1.75%) 9/30/31 •	4,330,187	4,332,422
Hamilton Projects Acquiror 6.172% (SOFR01M + 2.50%) 5/30/31 •	9,098,950	9,152,980
Lackawanna Energy Center Tranche B 6.675% (SOFR01M + 3.00%) 8/5/32 •	932,943	939,649
Lightning Power Tranche B 5.922% (SOFR01M + 2.25%) 8/18/31 •	2,814,672	2,822,882
MRP Buyer
6.922% (SOFR03M + 3.25%) 5/24/32 •	5,971,003	5,950,474
6.922% (SOFR03M + 3.25%) 6/4/32 •	456,444	454,876

NGL Energy Operating 7.172% (SOFR01M + 3.50%) 2/3/31 •	4,494,197	4,522,286
TerraForm Power Operating 5.672% (SOFR03M + 2.00%) 5/21/29 •	1,616,448	1,616,448
		29,792,017
Total Loan Agreements (cost $560,781,238)		557,735,016
12

	Number of shares	Value (US $)
Common Stock — 0.01%♣
Consumer Discretionary — 0.01%
Studio City International Holdings ADR †	29,695	$ 90,273
Total Common Stock (cost $89,260)		90,273

Exchange-Traded Fund — 0.82%
Invesco Senior Loan ETF	250,000	5,185,000
Total Exchange-Traded Fund (cost $5,270,313)		5,185,000

Short-Term Investments — 5.38%
Money Market Mutual Funds — 5.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	8,028,761	8,028,761
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	8,028,762	8,028,762
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	8,028,762	8,028,762
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	8,028,762	8,028,762
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 3.65%)	1,972,023	1,972,023
Total Short-Term Investments (cost $34,087,070)		34,087,070
Total Value of Securities—102.98% (cost $655,766,422)		652,663,635

Liabilities Net of Receivables and Other Assets—(2.98%)		(18,893,545)
Net Assets Applicable to 80,596,529 Shares Outstanding—100.00%		$633,770,090
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $55,332,712, which represents 8.73% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
    13

Schedule of investments
Nomura Floating Rate Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after January 31, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Chrysaor Bidco TBD 10/30/31 X	$134,281	$135,020	$134,281	$739
First Eagle Holdings TBD 8/16/32 X	704,848	699,268	699,868	(600)
June Purchaser TBD 11/28/31 X	776,429	778,175	775,814	2,361
Jupiter Buyer TBD 11/1/31 X	202,241	204,359	201,378	2,981
Kaman TBD 2/26/32 X	266,498	266,830	266,200	630
MRP Buyer TBD 6/4/32 X	301,444	300,407	295,866	4,541
Raven Acquisition Holdings TBD 11/19/31 X	293,667	290,363	292,423	(2,060)
US Fertility Enterprises TBD 12/10/32 X	250,000	251,341	248,758	2,583
Usalco TBD 9/30/31 X	293,007	293,007	293,007	—
Total	$3,222,415	$3,218,770	$3,207,595	$11,175
14

Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PLC – Public Limited Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    15

Statement of assets and liabilities
Nomura Floating Rate Fund	January 31, 2026 (Unaudited)
Assets:
Investments, at value*	$652,663,635
Cash	669,508
Receivable for securities sold	7,569,027
Dividends and interest receivable	2,925,938
Receivable for fund shares sold	2,080,683
Prepaid expenses	107,699
Unrealized appreciation on unfunded loan commitments**	13,835
Other assets	1,631
Total Assets	666,031,956
Liabilities:
Payable for securities purchased	29,003,007
Payable for fund shares redeemed	2,404,164
Distribution payable	289,280
Investment management fees payable to affiliates	267,711
Other accrued expenses	255,604
Distribution fees payable to affiliates	31,488
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,899
Accounting and administration expenses payable to affiliates	2,913
Unrealized depreciation on unfunded loan commitments**	2,660
Legal fees payable to affiliates	1,140
Total Liabilities	32,261,866
Total Net Assets	$633,770,090

Net Assets Consist of:
Paid-in capital	$691,146,699
Total distributable earnings (loss)	(57,376,609)
Total Net Assets	$633,770,090
16

Net Asset Value

Class A:
Net assets	$81,114,725
Shares of beneficial interest outstanding, unlimited authorization, no par	10,313,568
Net asset value per share	$7.86
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.08

Class C:
Net assets	$15,013,917
Shares of beneficial interest outstanding, unlimited authorization, no par	1,909,164
Net asset value per share	$7.86

Class R:
Net assets	$1,624,635
Shares of beneficial interest outstanding, unlimited authorization, no par	206,646
Net asset value per share	$7.86

Institutional Class:
Net assets	$530,567,156
Shares of beneficial interest outstanding, unlimited authorization, no par	67,474,879
Net asset value per share	$7.86

Class R6:
Net assets	$5,449,657
Shares of beneficial interest outstanding, unlimited authorization, no par	692,272
Net asset value per share	$7.87
*Investments, at cost	$655,766,422
**See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    17

Statement of operations
Nomura Floating Rate Fund	Six months ended January 31, 2026 (Unaudited)
Investment Income:
Interest	$23,537,785
Dividends	941,336
24,479,121

Expenses:
Management fees	1,639,729
Distribution expenses — Class A	109,119
Distribution expenses — Class C	77,391
Distribution expenses — Class R	4,041
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	317,226
Accounting and administration expenses	74,278
Registration fees	40,696
Reports and statements to shareholders expenses	38,365
Audit and tax fees	32,012
Legal fees	27,548
Trustees’ fees	16,933
Custodian fees	4,095
Other	29,654
2,411,087
Less expenses paid indirectly	(4,091)
Total operating expenses	2,406,996
Net Investment Income (Loss)	22,072,125

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	704,458
Net increase from payment by affiliates[1]	2,758
Net realized gain (loss)	707,216
Net change in unrealized appreciation (depreciation) on investments	(7,175,213)
Net Realized and Unrealized Gain (Loss)	(6,467,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,604,128
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
18

Statements of changes in net assets
Nomura Floating Rate Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$22,072,125	$53,258,542
Net realized gain (loss)	704,458[1]	(9,786,894) [1]
Net increase from payment by affiliates	2,758[2]	2,758[2]
Net change in unrealized appreciation (depreciation)	(7,175,213)	6,436,939
Net increase (decrease) in net assets resulting from operations	15,604,128	49,911,345

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,854,544)	(6,387,549)
Class C	(447,671)	(1,042,162)
Class R	(50,786)	(125,673)
Institutional Class	(18,744,107)	(46,211,321)
Class R6	(247,606)	(636,234)
	(22,344,714)	(54,402,939)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	8,306,341	37,316,082
Class C	759,857	4,572,561
Class R	40,194	198,920
Institutional Class	102,467,966	406,936,877
Class R6	1,019,440	2,898,207

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,788,141	6,259,133
Class C	431,216	1,003,860
Class R	50,786	124,232
Institutional Class	17,077,226	42,007,429
Class R6	201,945	472,336
	133,143,112	501,789,637
    19

Statements of changes in net assets
Nomura Floating Rate Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(17,976,591)	$(34,839,144)
Class C	(1,716,765)	(4,688,364)
Class R	(28,982)	(377,145)
Institutional Class	(181,264,822)	(364,751,448)
Class R6	(3,433,896)	(4,922,737)
	(204,421,056)	(409,578,838)
Increase (decrease) in net assets derived from capital share transactions	(71,277,944)	92,210,799
Net Increase (Decrease) in Net Assets	(78,018,530)	87,719,205

Net Assets:
Beginning of period	711,788,620	624,069,415
End of period	$633,770,090	$711,788,620
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
20

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Financial highlights
Nomura Floating Rate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Six months ended[1] 1/31/26 (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.95	$7.98	$7.91	$7.89	$8.23	$7.90

0.26	0.58	0.71	0.59	0.30	0.31
(0.09)	(0.01)	0.07	0.02	(0.34)	0.32
—[3]	—[3]	—	—	—	—
0.17	0.57	0.78	0.61	(0.04)	0.63

(0.26)	(0.60)	(0.71)	(0.59)	(0.30)	(0.26)
—	—	—	—	—	(0.04)
(0.26)	(0.60)	(0.71)	(0.59)	(0.30)	(0.30)

$7.86	$7.95	$7.98	$7.91	$7.89	$8.23

2.17%[3]	7.33%[3]	10.18%	8.00%[5]	(0.56%)[5]	8.13%[5]

$81,115	$88,865	$80,549	$66,676	$72,746	$36,735
0.92%	0.90%	0.93%	0.94%	0.92%	0.94%
0.92%	0.90%	0.93%	0.95%	0.93%	1.05%
6.46%	7.31%	8.89%	7.55%	3.75%	3.77%
6.46%	7.31%	8.89%	7.54%	3.74%	3.66%
27%	92%	104%	60%	45%	124%
23

Financial highlights
Nomura Floating Rate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
24

Six months ended[1] 1/31/26 (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.95	$7.98	$7.91	$7.89	$8.23	$7.89

0.23	0.52	0.65	0.53	0.24	0.24
(0.09)	(0.01)	0.07	0.02	(0.34)	0.34
—[3]	—[3]	—	—	—	—
0.14	0.51	0.72	0.55	(0.10)	0.58

(0.23)	(0.54)	(0.65)	(0.53)	(0.24)	(0.20)
—	—	—	—	—	(0.04)
(0.23)	(0.54)	(0.65)	(0.53)	(0.24)	(0.24)

$7.86	$7.95	$7.98	$7.91	$7.89	$8.23

1.79%[3]	6.53%[3]	9.37%	7.20%[5]	(1.30%)[5]	7.47%[5]

$15,014	$15,697	$14,894	$12,273	$12,948	$8,698
1.67%	1.65%	1.68%	1.69%	1.67%	1.69%
1.67%	1.65%	1.68%	1.70%	1.68%	1.80%
5.70%	6.56%	8.14%	6.80%	3.00%	3.02%
5.70%	6.56%	8.14%	6.79%	2.99%	2.91%
27%	92%	104%	60%	45%	124%
25

Financial highlights
Nomura Floating Rate Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
26

Six months ended[1] 1/31/26 (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.94	$7.98	$7.91	$7.88	$8.23	$7.89

0.25	0.56	0.69	0.57	0.28	0.29
(0.08)	(0.02)	0.07	0.03	(0.35)	0.33
—[3]	—[3]	—	—	—	—
0.17	0.54	0.76	0.60	(0.07)	0.62

(0.25)	(0.58)	(0.69)	(0.57)	(0.28)	(0.24)
—	—	—	—	—	(0.04)
(0.25)	(0.58)	(0.69)	(0.57)	(0.28)	(0.28)

$7.86	$7.94	$7.98	$7.91	$7.88	$8.23

2.17%[3]	6.93%[3]	9.91%	7.87%[5]	(0.92%)[5]	7.99%[5]

$1,624	$1,579	$1,641	$1,432	$1,111	$22
1.17%	1.15%	1.18%	1.19%	1.17%	1.19%
1.17%	1.15%	1.18%	1.20%	1.18%	1.30%
6.20%	7.06%	8.64%	7.30%	3.50%	3.52%
6.20%	7.06%	8.64%	7.29%	3.49%	3.41%
27%	92%	104%	60%	45%	124%
27

Financial highlights
Nomura Floating Rate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
28

Six months ended[1] 1/31/26 (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.95	$7.98	$7.91	$7.89	$8.23	$7.90

0.27	0.60	0.73	0.61	0.32	0.33
(0.09)	(0.02)	0.07	0.02	(0.34)	0.32
—[3]	—[3]	—	—	—	—
0.18	0.58	0.80	0.63	(0.02)	0.65

(0.27)	(0.61)	(0.73)	(0.61)	(0.32)	(0.28)
—	—	—	—	—	(0.04)
(0.27)	(0.61)	(0.73)	(0.61)	(0.32)	(0.32)

$7.86	$7.95	$7.98	$7.91	$7.89	$8.23

2.30%[3]	7.60%[3]	10.46%	8.27%[5]	(0.31%)[5]	8.40%[5]

$530,567	$597,917	$517,660	$471,869	$654,307	$116,242
0.67%	0.65%	0.68%	0.69%	0.67%	0.69%
0.67%	0.65%	0.68%	0.70%	0.68%	0.80%
6.71%	7.54%	9.14%	7.80%	4.00%	4.02%
6.71%	7.54%	9.14%	7.79%	3.99%	3.91%
27%	92%	104%	60%	45%	124%
29

Financial highlights
Nomura Floating Rate Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the year ended July 31, 2022.
See accompanying notes, which are an integral part of the financial statements.
30

Six months ended[1] 1/31/26 (Unaudited)	Year ended			8/31/21[2] to 7/31/22
	7/31/25	7/31/24	7/31/23
$7.95	$7.99	$7.92	$7.89	$8.24

0.27	0.61	0.74	0.62	0.33
(0.08)	(0.03)	0.06	0.02	(0.38)
—[4]	—[4]	—	—	—
0.19	0.58	0.80	0.64	(0.05)

(0.27)	(0.62)	(0.73)	(0.61)	(0.30)
(0.27)	(0.62)	(0.73)	(0.61)	(0.30)
$7.87	$7.95	$7.99	$7.92	$7.89
2.47%[4]	7.53%[4]	10.55%	8.48%[6]	(0.69%)[6]

$5,450	$7,731	$9,325	$7,022	$4,986
0.59%	0.58%	0.60%	0.62%	0.60%
0.59%	0.58%	0.60%	0.63%	0.61%
6.78%	7.64%	9.22%	7.87%	4.07%
6.78%	7.64%	9.22%	7.86%	4.06%
27%	92%	104%	60%	45%[8]
31

Notes to financial statements
Nomura Floating Rate Fund	January 31, 2026 (Unaudited)
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Corporate Bond Fund (formerly, Macquarie Corporate Bond Fund through November 30, 2025), Nomura Extended Duration Bond Fund (formerly, Macquarie Extended Duration Bond Fund through November 30, 2025), and Nomura Floating Rate Fund (formerly, Macquarie Floating Rate Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Valuations for fixed income securities utilize
32

matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2026, and for all open tax years (years ended July 31, 2022–July 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended January 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
    33

Notes to financial statements
Nomura Floating Rate Fund
1. Significant Accounting Policies (continued)
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing
34

performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, the Fund earned $3,853 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, the Fund earned $238 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.68% of the Fund's Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.60% of the Fund’s Class R6 shares’ average daily net assets from August 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
    35

Notes to financial statements
Nomura Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2025 through November 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.93%	1.68%	1.18%	0.68%	0.60%
Prior to the Closing Date, DMC sought investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a Prior Affiliated Sub-Advisor and collectively, the Prior Affiliated Sub-Advisors). Prior to the Closing Date, DMC also permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor's specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, paid each Prior Affiliated Sub-Advisor a portion of its investment management fee. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer served as a sub-advisor to the Fund.
Efective on the Closing Date, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) serves as an unaffiliated sub-advisor to the Fund. Pursuant to the terms of the sub-advisory agreement, an investment sub-advisory fee is paid by DMC to MAMCA. DMC will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest based on the evaluation of economic and market conditions and the assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations”
36

under “Accounting and administration expenses.” For the six months ended January 31, 2026, the Fund paid $17,477 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended January 31, 2026, the Fund paid $23,395 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2026, the Fund paid $5,916 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended January 31, 2026, DDLP earned $3,227 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2025, DDLP received gross CDSC commissions of $620 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will
    37

Notes to financial statements
Nomura Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended January 31, 2026, DMC reimbursed the Fund $2,758 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 30, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Floating Rate Fund went effective.
3. Investments
For the six months ended January 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$178,608,876
Sales	303,255,176
At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$655,630,833
Aggregate unrealized appreciation of investments	$3,446,040
Aggregate unrealized depreciation of investments	(6,413,238)
Net unrealized depreciation of investments	$(2,967,198)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 20,270,305	$34,500,639	$ 54,770,944 *
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
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US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$28,880,005	$—	$28,880,005
Common Stock	90,273	—	—	90,273
    39

Notes to financial statements
Nomura Floating Rate Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$—	$233,564	$233,564
Corporate Bonds	—	26,452,707	—	26,452,707
Exchange-Traded Fund	5,185,000	—	—	5,185,000
Loan Agreements	—	557,735,016	—	557,735,016
Short-Term Investments	34,087,070	—	—	34,087,070
Total Value of Securities	$39,362,343	$613,067,728	$233,564	$652,663,635
During the six months ended January 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	1/31/26	7/31/25
Shares sold:
Class A	1,048,890	4,686,262
Class C	96,044	573,028
Class R	5,081	24,866
Institutional Class	12,941,288	51,051,549
Class R6	128,618	363,646

Shares issued upon reinvestment of dividends and distributions:
Class A	352,587	785,898
Class C	54,534	126,053
Class R	6,423	15,609
Institutional Class	2,159,513	5,277,051
Class R6	25,504	59,259
	16,818,482	62,963,221
40

	Six months ended	Year ended
	1/31/26	7/31/25

Shares redeemed:
Class A	(2,270,652)	(4,380,600)
Class C	(216,833)	(589,669)
Class R	(3,664)	(47,339)
Institutional Class	(22,881,385)	(45,932,048)
Class R6	(433,737)	(618,183)
	(25,806,271)	(51,567,839)
Net increase (decrease)	(8,987,789)	11,395,382
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2026 and the year ended July 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
1/31/26	—	12,106	821	2,454	9,652	820	$102,129
Year ended
7/31/25	11,379	13,492	23,870	14,367	22,469	11,904	386,868
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of January 31, 2026, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At
    41

Notes to financial statements
Nomura Floating Rate Fund
6. Securities Lending (continued)
the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are
42

shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended January 31, 2026, the Fund had no securities out on loan.
7. Credit and Market Risks
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan
    43

Notes to financial statements
Nomura Floating Rate Fund
7. Credit and Market Risks (continued)
and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
The Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of January 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because the Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.
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Other Fund information (Unaudited)
Nomura Floating Rate Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 30, 2025, Nomura Floating Rate Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
45,562,264	686,977	788,581
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Nomura (formerly, Macquarie) Floating Rate Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”),
    45

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the
46

Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers, and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to
    47

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
provide investment services to the Fund. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5- year periods was in the first quartile of its Performance Universe and for the 10-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its
48

most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe” ). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the Expense Universe). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
    49

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
50

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several
    51

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder
52

approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance
    53

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US
54

leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory
    55

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
56

Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
    57

Other Fund information (Unaudited)
Nomura Floating Rate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
58

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5268040)
SA-215-0326
This page is not part of the financial statements and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 1, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 1, 2026